UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Small Cap Stock Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Allison Transmission Holdings, Inc.	2.5	2.1
Genpact Ltd.	2.4	2.0
Employers Holdings, Inc.	2.2	1.9
LivaNova PLC	2.1	1.9
HD Supply Holdings, Inc.	2.0	1.8
UMB Financial Corp.	1.9	1.8
Prosperity Bancshares, Inc.	1.9	1.7
j2 Global, Inc.	1.9	2.1
Dechra Pharmaceuticals PLC	1.8	1.9
Landstar System, Inc.	1.8	1.6
	20.5

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	21.3
Industrials	18.1	17.7
Information Technology	15.3	16.3
Health Care	14.5	14.3
Consumer Discretionary	10.9	9.1

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 20.9%

As of April 30, 2017*
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 21.6%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.9%
Hotels, Restaurants & Leisure - 0.8%
Cedar Fair LP (depositary unit)	143,604	$8,990
Del Frisco's Restaurant Group, Inc. (a)	358,545	4,984
		13,974
Household Durables - 3.8%
Cavco Industries, Inc. (a)	94,000	14,749
Helen of Troy Ltd. (a)	140,685	13,070
LGI Homes, Inc. (a)	100,000	6,033
New Home Co. LLC (a)(b)	1,051,154	12,225
TRI Pointe Homes, Inc. (a)	1,060,300	18,757
		64,834
Media - 4.2%
AMC Networks, Inc. Class A (a)	127,191	6,471
Cinemark Holdings, Inc.	675,720	24,556
Gray Television, Inc. (a)	1,198,550	18,661
Lions Gate Entertainment Corp. Class B	769,180	21,276
		70,964
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	145,900	6,514
Specialty Retail - 0.8%
Murphy U.S.A., Inc. (a)(c)	90,310	6,715
Select Comfort Corp. (a)	187,800	6,104
		12,819
Textiles, Apparel & Luxury Goods - 0.9%
Emerald Expositions Events, Inc.	295,800	6,889
Steven Madden Ltd. (a)	216,132	8,429
		15,318

TOTAL CONSUMER DISCRETIONARY		184,423

CONSUMER STAPLES - 4.0%
Beverages - 1.3%
Coca-Cola Bottling Co. Consolidated	97,771	22,053
Food & Staples Retailing - 1.5%
Performance Food Group Co. (a)	914,956	25,893
Food Products - 1.2%
TreeHouse Foods, Inc. (a)	308,800	20,498

TOTAL CONSUMER STAPLES		68,444

ENERGY - 2.8%
Energy Equipment & Services - 0.6%
Dril-Quip, Inc. (a)	258,764	10,894
Oil, Gas & Consumable Fuels - 2.2%
ARC Resources Ltd.	716,600	8,737
Ardmore Shipping Corp. (a)	851,535	7,068
Extraction Oil & Gas, Inc.	547,242	8,729
Midstates Petroleum Co., Inc.	67,278	1,026
World Fuel Services Corp.	432,863	12,034
		37,594

TOTAL ENERGY		48,488

FINANCIALS - 21.7%
Banks - 11.4%
Bank of the Ozarks, Inc.	480,300	22,392
Camden National Corp.	291,325	12,577
Community Bank System, Inc.	261,710	14,470
East West Bancorp, Inc.	194,403	11,633
Hilltop Holdings, Inc.	644,917	15,194
Investors Bancorp, Inc.	2,010,100	27,639
Popular, Inc.	331,255	12,150
Prosperity Bancshares, Inc.	485,378	31,928
UMB Financial Corp.	442,109	32,508
United Community Bank, Inc.	509,100	13,960
		194,451
Capital Markets - 4.7%
FactSet Research Systems, Inc.	68,000	12,911
Monex Group, Inc.	3,401,900	10,849
Morningstar, Inc.	29,712	2,532
MSCI, Inc.	64,800	7,605
OM Asset Management Ltd.	1,465,905	22,399
Vontobel Holdings AG	371,114	23,082
		79,378
Consumer Finance - 1.7%
Encore Capital Group, Inc. (a)(c)	288,528	13,402
First Cash Financial Services, Inc.	238,000	15,196
		28,598
Diversified Financial Services - 0.6%
Cotiviti Holdings, Inc. (a)	272,276	9,573
Insurance - 2.7%
Employers Holdings, Inc.	794,500	37,898
First American Financial Corp.	12,424	676
Primerica, Inc.	82,108	7,267
		45,841
Real Estate Management & Development - 0.5%
The RMR Group, Inc.	179,219	9,400
Thrifts & Mortgage Finance - 0.1%
Home Bancorp, Inc.	31,564	1,352

TOTAL FINANCIALS		368,593

HEALTH CARE - 14.5%
Biotechnology - 1.5%
Aptevo Therapeutics, Inc. (a)	407,490	1,163
Aviragen Therapeutics, Inc. (a)	505,683	314
Dyax Corp. rights 12/31/19 (a)(d)	632,800	2,120
Five Prime Therapeutics, Inc. (a)	73,700	3,306
Otonomy, Inc. (a)	381,400	1,135
Pfenex, Inc. (a)	125,803	398
Spark Therapeutics, Inc. (a)	56,617	4,580
United Therapeutics Corp. (a)	107,930	12,799
		25,815
Health Care Equipment & Supplies - 2.1%
LivaNova PLC (a)	490,200	36,226
Health Care Providers & Services - 5.0%
Chemed Corp.	75,000	16,757
Envision Healthcare Corp.	214,300	9,129
HealthSouth Corp.	561,092	25,889
MEDNAX, Inc. (a)	250,000	10,948
Ship Healthcare Holdings, Inc.	692,800	21,665
		84,388
Life Sciences Tools & Services - 1.9%
Charles River Laboratories International, Inc. (a)	47,000	5,466
ICON PLC (a)	227,701	27,065
		32,531
Pharmaceuticals - 4.0%
Alliance Pharma PLC	16,450,226	13,054
Dechra Pharmaceuticals PLC	1,138,270	31,082
Innoviva, Inc. (a)(c)	475,957	5,826
Mallinckrodt PLC (a)	273,000	8,646
The Medicines Company (a)	137,300	3,946
Theravance Biopharma, Inc. (a)	160,500	4,632
		67,186

TOTAL HEALTH CARE		246,146

INDUSTRIALS - 18.1%
Aerospace & Defense - 1.8%
Astronics Corp. (a)	291,008	10,011
Astronics Corp. Class B	6,063	216
Moog, Inc. Class A (a)	224,510	19,703
		29,930
Air Freight & Logistics - 0.4%
Hub Group, Inc. Class A (a)	155,018	6,712
Building Products - 2.1%
Continental Building Products, Inc. (a)	333,030	8,892
Gibraltar Industries, Inc. (a)	478,819	15,921
Universal Forest Products, Inc.	94,410	10,659
		35,472
Commercial Services & Supplies - 0.2%
VSE Corp.	77,603	3,810
Construction & Engineering - 1.1%
AECOM (a)	555,663	19,482
Machinery - 4.8%
Allison Transmission Holdings, Inc.	998,000	42,400
Colfax Corp. (a)	452,100	18,857
Luxfer Holdings PLC sponsored ADR	543,626	6,730
Middleby Corp. (a)	36,000	4,172
Rexnord Corp. (a)	368,834	9,413
		81,572
Professional Services - 2.3%
CBIZ, Inc. (a)	608,533	10,315
TriNet Group, Inc. (a)	460,505	15,989
WageWorks, Inc. (a)	192,135	12,249
		38,553
Road & Rail - 1.8%
Landstar System, Inc.	308,000	30,415
Trading Companies & Distributors - 3.6%
HD Supply Holdings, Inc. (a)	941,381	33,315
MSC Industrial Direct Co., Inc. Class A	243,400	20,178
Watsco, Inc.	43,600	7,262
		60,755

TOTAL INDUSTRIALS		306,701

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.2%
CommScope Holding Co., Inc. (a)	635,300	20,419
Electronic Equipment & Components - 1.3%
Cardtronics PLC (a)	286,374	6,558
SYNNEX Corp.	118,896	16,037
		22,595
Internet Software & Services - 3.7%
comScore, Inc. (a)	233,000	6,960
j2 Global, Inc.	424,300	31,458
Stamps.com, Inc. (a)	105,200	23,607
		62,025
IT Services - 7.5%
CoreLogic, Inc. (a)	258,800	12,138
Genpact Ltd.	1,348,350	41,057
Maximus, Inc.	418,400	27,794
Perficient, Inc. (a)	824,006	16,027
Virtusa Corp. (a)	545,300	20,809
WEX, Inc. (a)	76,800	9,492
		127,317
Semiconductors & Semiconductor Equipment - 1.1%
ON Semiconductor Corp. (a)	845,100	18,018
Software - 0.5%
Micro Focus International PLC	259,550	9,118

TOTAL INFORMATION TECHNOLOGY		259,492

MATERIALS - 4.9%
Chemicals - 1.2%
Chase Corp.	62,000	7,363
KMG Chemicals, Inc.	240,000	13,231
		20,594
Construction Materials - 1.0%
Eagle Materials, Inc.	162,500	17,155
Containers & Packaging - 1.5%
Silgan Holdings, Inc.	875,660	25,613
Paper & Forest Products - 1.2%
Schweitzer-Mauduit International, Inc.	454,086	19,176

TOTAL MATERIALS		82,538

REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 3.8%
CoreSite Realty Corp.	272,635	30,194
Corrections Corp. of America	249,030	6,141
CubeSmart	782,500	21,300
WP Carey, Inc.	113,413	7,729
		65,364
Real Estate Management & Development - 1.8%
Leopalace21 Corp.	4,057,200	30,296

TOTAL REAL ESTATE		95,660

UTILITIES - 1.1%
Electric Utilities - 1.0%
IDACORP, Inc.	92,748	8,536
Portland General Electric Co.	190,000	9,071
		17,607
Gas Utilities - 0.1%
Star Gas Partners LP	119,161	1,319

TOTAL UTILITIES		18,926

TOTAL COMMON STOCKS
(Cost $1,344,295)		1,679,411

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.10% (e)	19,114,676	19,118
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	5,658,755	5,659
TOTAL MONEY MARKET FUNDS
(Cost $24,777)		24,777
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,369,072)		1,704,188
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,876)
NET ASSETS - 100%		$1,698,312

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$103
Fidelity Securities Lending Cash Central Fund	34
Total	$137

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
New Home Co. LLC	$12,061	$505	$322	$--	$89	$(108)	$12,225
Total	$12,061	$505	$322	$--	$89	$(108)	$12,225

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$184,423	$184,423	$--	$--
Consumer Staples	68,444	68,444	--	--
Energy	48,488	48,488	--	--
Financials	368,593	357,744	10,849	--
Health Care	246,146	222,361	21,665	2,120
Industrials	306,701	306,701	--	--
Information Technology	259,492	259,492	--	--
Materials	82,538	82,538	--	--
Real Estate	95,660	65,364	30,296	--
Utilities	18,926	18,926	--	--
Money Market Funds	24,777	24,777	--	--
Total Investments in Securities:	$1,704,188	$1,639,258	$62,810	$2,120

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$51,581
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.1%
United Kingdom	7.3%
Japan	3.7%
Bermuda	3.2%
Ireland	2.1%
Canada	1.8%
Switzerland	1.4%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,573) — See accompanying schedule: Unaffiliated issuers (cost $1,332,414)	$1,667,186
Fidelity Central Funds (cost $24,777)	24,777
Other affiliated issuers (cost $11,881)	12,225
Total Investment in Securities (cost $1,369,072)		$1,704,188
Cash		35
Receivable for investments sold		6,383
Receivable for fund shares sold		344
Dividends receivable		1,571
Distributions receivable from Fidelity Central Funds		2
Prepaid expenses		4
Other receivables		28
Total assets		1,712,555
Liabilities
Payable for investments purchased	$5,494
Payable for fund shares redeemed	1,908
Accrued management fee	858
Other affiliated payables	285
Other payables and accrued expenses	40
Collateral on securities loaned	5,658
Total liabilities		14,243
Net Assets		$1,698,312
Net Assets consist of:
Paid in capital		$1,248,349
Undistributed net investment income		4,340
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		110,523
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		335,100
Net Assets, for 84,788 shares outstanding		$1,698,312
Net Asset Value, offering price and redemption price per share ($1,698,312 ÷ 84,788 shares)		$20.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$11,445
Income from Fidelity Central Funds		137
Total income		11,582
Expenses
Management fee
Basic fee	$5,917
Performance adjustment	(557)
Transfer agent fees	1,484
Accounting and security lending fees	265
Custodian fees and expenses	22
Independent trustees' fees and expenses	3
Registration fees	13
Audit	28
Legal	3
Miscellaneous	10
Total expenses before reductions	7,188
Expense reductions	(28)	7,160
Net investment income (loss)		4,422
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	99,535
Fidelity Central Funds	3
Redemptions in-kind with affiliated entities (including gain from Other affiliated issuers of $89)	14,026
Foreign currency transactions	(2)
Total net realized gain (loss)		113,562
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(9,155)
Fidelity Central Funds	(1)
Other affiliated issuers	(108)
Assets and liabilities in foreign currencies	23
Total change in net unrealized appreciation (depreciation)		(9,241)
Net gain (loss)		104,321
Net increase (decrease) in net assets resulting from operations		$108,743

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,422	$2,655
Net realized gain (loss)	113,562	104,744
Change in net unrealized appreciation (depreciation)	(9,241)	158,066
Net increase (decrease) in net assets resulting from operations	108,743	265,465
Distributions to shareholders from net investment income	(899)	(295)
Distributions to shareholders from net realized gain	(53,149)	(76,245)
Total distributions	(54,048)	(76,540)
Share transactions
Proceeds from sales of shares	30,576	152,963
Reinvestment of distributions	52,287	74,170
Cost of shares redeemed	(216,454)	(594,783)
Net increase (decrease) in net assets resulting from share transactions	(133,591)	(367,650)
Redemption fees	25	179
Total increase (decrease) in net assets	(78,871)	(178,546)
Net Assets
Beginning of period	1,777,183	1,955,729
End of period	$1,698,312	$1,777,183
Other Information
Undistributed net investment income end of period	$4,340	$817
Shares
Sold	1,595	8,392
Issued in reinvestment of distributions	2,765	4,179
Redeemed	(11,288)	(32,761)
Net increase (decrease)	(6,928)	(20,190)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.38	$17.48	$19.92	$20.83	$19.78	$18.49
Income from Investment Operations
Net investment income (loss)A	.05	.03	.03	.14	.12B	.09
Net realized and unrealized gain (loss)	1.20	2.60	(.50)C	2.50	3.24	1.76
Total from investment operations	1.25	2.63	(.47)	2.64	3.36	1.85
Distributions from net investment income	(.01)	–D	(.11)	(.12)	(.06)	(.08)
Distributions from net realized gain	(.59)	(.72)	(1.86)	(3.43)	(2.25)	(.48)
Total distributions	(.60)	.73E	(1.97)	(3.55)	(2.31)	(.56)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$20.03	$19.38	$17.48	$19.92	$20.83	$19.78
Total ReturnF,G	6.64%	15.44%	(2.79)%C	14.23%	18.08%	10.52%
Ratios to Average Net AssetsH,I
Expenses before reductions	.84%J	1.02%	1.00%	.66%	.68%	.72%
Expenses net of fee waivers, if any	.84%J	1.02%	.99%	.66%	.67%	.72%
Expenses net of all reductions	.84%J	1.02%	.99%	.66%	.67%	.69%
Net investment income (loss)	.52%J	.14%	.17%	.71%	.57%B	.51%
Supplemental Data
Net assets, end of period (in millions)	$1,698	$1,777	$1,956	$1,913	$2,050	$2,500
Portfolio turnover rateK	56%J,L	48%	59%	64%	50%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been (2.96)%.

 D Amount represents less than $.005 per share.

 E Total distributions of $.73 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.723 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$398,681
Gross unrealized depreciation	(65,298)
Net unrealized appreciation (depreciation)	$333,383
Tax cost	$1,370,805

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $470,671 and $608,906, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $33 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 2,452 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $46,842. The net realized gain of $14,026 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $34, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $8.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Actual	.84%	$1,000.00	$1,066.40	$4.38
Hypothetical-C		$1,000.00	$1,020.97	$4.28

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in September 2014 and February 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Small Cap Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Small Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking. The Board noted that the comparisons for 2015 and 2016 reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that FMR believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SLCX-SANN-1217
1.711817.119

Fidelity® Small Cap Stock K6 Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

% of fund's net assets
Allison Transmission Holdings, Inc.	2.6
LivaNova PLC	2.5
Genpact Ltd.	2.4
Employers Holdings, Inc.	2.2
HD Supply Holdings, Inc.	1.9
UMB Financial Corp.	1.9
CoreSite Realty Corp.	1.9
Prosperity Bancshares, Inc.	1.9
Dechra Pharmaceuticals PLC	1.8
j2 Global, Inc.	1.8
20.9

Top Five Market Sectors as of October 31, 2017

% of fund's net assets
Financials	21.3
Industrials	18.4
Information Technology	15.5
Health Care	14.5
Consumer Discretionary	10.8

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 21.1%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Hotels, Restaurants & Leisure - 0.8%
Cedar Fair LP (depositary unit)	4,046	$253,280
Del Frisco's Restaurant Group, Inc. (a)	10,189	141,627
		394,907
Household Durables - 3.8%
Cavco Industries, Inc. (a)	2,754	432,103
Helen of Troy Ltd. (a)	4,122	382,934
LGI Homes, Inc. (a)	2,930	176,767
New Home Co. LLC (a)	29,525	343,376
TRI Pointe Homes, Inc. (a)	29,778	526,773
		1,861,953
Media - 4.2%
AMC Networks, Inc. Class A (a)	3,839	195,328
Cinemark Holdings, Inc.	19,202	697,801
Gray Television, Inc. (a)	33,661	524,102
Lions Gate Entertainment Corp. Class B	21,858	604,592
		2,021,823
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	4,147	185,164
Specialty Retail - 0.7%
Murphy U.S.A., Inc. (a)	2,528	187,982
Select Comfort Corp. (a)	5,258	170,885
		358,867
Textiles, Apparel & Luxury Goods - 0.9%
Emerald Expositions Events, Inc.	8,307	193,470
Steven Madden Ltd. (a)	6,070	236,730
		430,200

TOTAL CONSUMER DISCRETIONARY		5,252,914

CONSUMER STAPLES - 4.0%
Beverages - 1.3%
Coca-Cola Bottling Co. Consolidated	2,778	626,606
Food & Staples Retailing - 1.5%
Performance Food Group Co. (a)	26,001	735,828
Food Products - 1.2%
TreeHouse Foods, Inc. (a)	8,673	575,714

TOTAL CONSUMER STAPLES		1,938,148

ENERGY - 3.1%
Energy Equipment & Services - 0.6%
Dril-Quip, Inc. (a)	7,280	306,488
Oil, Gas & Consumable Fuels - 2.5%
ARC Resources Ltd.	20,996	256,001
Ardmore Shipping Corp. (a)	25,178	208,977
Extraction Oil & Gas, Inc.	15,199	242,424
Midstates Petroleum Co., Inc.	4,400	67,100
PDC Energy, Inc. (a)	1,710	87,090
World Fuel Services Corp.	12,682	352,560
		1,214,152

TOTAL ENERGY		1,520,640

FINANCIALS - 21.3%
Banks - 11.4%
Bank of the Ozarks, Inc.	13,489	628,857
Camden National Corp.	8,189	353,519
Community Bank System, Inc.	7,381	408,095
East West Bancorp, Inc.	5,460	326,726
Hilltop Holdings, Inc.	19,749	465,286
Investors Bancorp, Inc.	60,104	826,430
Popular, Inc.	9,301	341,161
Prosperity Bancshares, Inc.	13,793	907,304
UMB Financial Corp.	12,689	933,022
United Community Bank, Inc.	14,254	390,845
		5,581,245
Capital Markets - 4.5%
FactSet Research Systems, Inc.	1,924	365,310
Monex Group, Inc.	96,700	308,392
Morningstar, Inc.	506	43,116
MSCI, Inc.	1,841	216,060
OM Asset Management Ltd.	41,144	628,680
Vontobel Holdings AG	10,546	655,921
		2,217,479
Consumer Finance - 1.6%
Encore Capital Group, Inc. (a)	7,542	350,326
First Cash Financial Services, Inc.	6,763	431,818
		782,144
Diversified Financial Services - 0.6%
Cotiviti Holdings, Inc. (a)	7,705	270,908
Insurance - 2.6%
Employers Holdings, Inc.	22,313	1,064,330
Primerica, Inc.	2,325	205,763
		1,270,093
Real Estate Management & Development - 0.5%
The RMR Group, Inc.	4,561	239,224
Thrifts & Mortgage Finance - 0.1%
Home Bancorp, Inc.	600	25,704

TOTAL FINANCIALS		10,386,797

HEALTH CARE - 14.5%
Biotechnology - 1.5%
Aptevo Therapeutics, Inc. (a)	13,000	37,115
Aviragen Therapeutics, Inc. (a)	14,514	9,000
Five Prime Therapeutics, Inc. (a)	2,000	89,720
Otonomy, Inc. (a)	10,718	31,886
Pfenex, Inc. (a)	5,000	15,800
Spark Therapeutics, Inc. (a)	2,400	194,160
United Therapeutics Corp. (a)	3,162	374,982
		752,663
Health Care Equipment & Supplies - 2.5%
LivaNova PLC (a)	16,388	1,211,073
Health Care Providers & Services - 4.9%
Chemed Corp.	2,197	490,876
Envision Healthcare Corp.	5,952	253,555
HealthSouth Corp.	15,945	735,702
MEDNAX, Inc. (a)	6,459	282,840
Ship Healthcare Holdings, Inc.	19,500	609,802
		2,372,775
Life Sciences Tools & Services - 1.7%
Charles River Laboratories International, Inc. (a)	758	88,148
ICON PLC (a)	6,471	769,143
		857,291
Pharmaceuticals - 3.9%
Alliance Pharma PLC	462,314	366,878
Dechra Pharmaceuticals PLC	32,670	892,112
Innoviva, Inc. (a)	13,469	164,861
Mallinckrodt PLC (a)	7,246	229,481
The Medicines Company (a)	3,800	109,212
Theravance Biopharma, Inc. (a)	4,500	129,870
		1,892,414

TOTAL HEALTH CARE		7,086,216

INDUSTRIALS - 18.4%
Aerospace & Defense - 1.7%
Astronics Corp. (a)	8,173	281,151
Astronics Corp. Class B	202	7,201
Moog, Inc. Class A (a)	6,380	559,909
		848,261
Air Freight & Logistics - 0.5%
Hub Group, Inc. Class A (a)	5,522	239,103
Building Products - 2.1%
Continental Building Products, Inc. (a)	9,757	260,512
Gibraltar Industries, Inc. (a)	13,296	442,092
Universal Forest Products, Inc.	2,662	300,540
		1,003,144
Commercial Services & Supplies - 0.4%
VSE Corp.	4,263	209,313
Construction & Engineering - 1.1%
AECOM (a)	15,606	547,146
Machinery - 4.7%
Allison Transmission Holdings, Inc.	29,649	1,259,785
Colfax Corp. (a)	12,697	529,592
Luxfer Holdings PLC sponsored ADR	15,276	189,117
Middleby Corp. (a)	337	39,058
Rexnord Corp. (a)	10,319	263,341
		2,280,893
Professional Services - 2.3%
CBIZ, Inc. (a)	17,221	291,896
TriNet Group, Inc. (a)	13,492	468,442
WageWorks, Inc. (a)	5,396	343,995
		1,104,333
Road & Rail - 1.8%
Landstar System, Inc.	8,753	864,359
Trading Companies & Distributors - 3.8%
HD Supply Holdings, Inc. (a)	26,752	946,753
MSC Industrial Direct Co., Inc. Class A	8,802	729,686
Watsco, Inc.	1,213	202,049
		1,878,488

TOTAL INDUSTRIALS		8,975,040

INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 1.2%
CommScope Holding Co., Inc. (a)	17,842	573,442
Electronic Equipment & Components - 1.4%
Cardtronics PLC (a)	8,104	185,582
SYNNEX Corp.	3,484	469,922
		655,504
Internet Software & Services - 4.0%
Bankrate, Inc. (a)	16,469	228,919
comScore, Inc. (a)	5,982	178,682
j2 Global, Inc.	11,916	883,452
Stamps.com, Inc. (a)	2,990	670,956
		1,962,009
IT Services - 7.4%
CoreLogic, Inc. (a)	7,268	340,869
Genpact Ltd.	37,868	1,153,081
Maximus, Inc.	11,890	789,853
Perficient, Inc. (a)	23,559	458,223
Virtusa Corp. (a)	15,315	584,420
WEX, Inc. (a)	2,157	266,584
		3,593,030
Semiconductors & Semiconductor Equipment - 1.0%
ON Semiconductor Corp. (a)	23,734	506,009
Software - 0.5%
Micro Focus International PLC	7,317	257,043

TOTAL INFORMATION TECHNOLOGY		7,547,037

MATERIALS - 4.7%
Chemicals - 1.1%
Chase Corp.	1,817	215,769
KMG Chemicals, Inc.	6,319	348,366
		564,135
Construction Materials - 1.0%
Eagle Materials, Inc.	4,564	481,821
Containers & Packaging - 1.5%
Silgan Holdings, Inc.	24,884	727,857
Paper & Forest Products - 1.1%
Schweitzer-Mauduit International, Inc.	12,753	538,559

TOTAL MATERIALS		2,312,372

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 3.9%
CoreSite Realty Corp.	8,316	920,997
Corrections Corp. of America	7,021	173,138
CubeSmart	21,976	598,187
WP Carey, Inc.	3,135	213,650
		1,905,972
Real Estate Management & Development - 1.8%
Leopalace21 Corp.	115,300	860,973

TOTAL REAL ESTATE		2,766,945

UTILITIES - 1.2%
Electric Utilities - 1.0%
IDACORP, Inc.	2,582	237,621
Portland General Electric Co.	5,399	257,748
		495,369
Gas Utilities - 0.2%
Star Gas Partners LP	10,306	114,087

TOTAL UTILITIES		609,456

TOTAL COMMON STOCKS
(Cost $46,398,404)		48,395,565

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.10% (b)
(Cost $411,519)	411,437	411,519
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $46,809,923)		48,807,084
NET OTHER ASSETS (LIABILITIES) - 0.0%		(20,727)
NET ASSETS - 100%		$48,786,357

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,315
Total	$1,315

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,252,914	$5,252,914	$--	$--
Consumer Staples	1,938,148	1,938,148	--	--
Energy	1,520,640	1,520,640	--	--
Financials	10,386,797	10,078,405	308,392	--
Health Care	7,086,216	6,476,414	609,802	--
Industrials	8,975,040	8,975,040	--	--
Information Technology	7,547,037	7,547,037	--	--
Materials	2,312,372	2,312,372	--	--
Real Estate	2,766,945	1,905,972	860,973	--
Utilities	609,456	609,456	--	--
Money Market Funds	411,519	411,519	--	--
Total Investments in Securities:	$48,807,084	$47,027,917	$1,779,167	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.9%
United Kingdom	7.7%
Japan	3.7%
Bermuda	3.2%
Ireland	2.0%
Canada	1.8%
Switzerland	1.3%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $46,398,404)	$48,395,565
Fidelity Central Funds (cost $411,519)	411,519
Total Investment in Securities (cost $46,809,923)		$48,807,084
Receivable for investments sold		21,194
Receivable for fund shares sold		24
Dividends receivable		25,398
Distributions receivable from Fidelity Central Funds		495
Other receivables		18
Total assets		48,854,213
Liabilities
Payable to custodian bank	$9
Payable for investments purchased	29,114
Payable for fund shares redeemed	14,190
Accrued management fee	24,543
Total liabilities		67,856
Net Assets		$48,786,357
Net Assets consist of:
Paid in capital		$46,559,430
Undistributed net investment income		92,025
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		137,777
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,997,125
Net Assets, for 4,549,696 shares outstanding		$48,786,357
Net Asset Value, offering price and redemption price per share ($48,786,357 ÷ 4,549,696 shares)		$10.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 25, 2017 (commencement of operations) to October 31, 2017 (Unaudited)
Investment Income
Dividends		$163,109
Income from Fidelity Central Funds		1,315
Total income		164,424
Expenses
Management fee	$72,389
Independent trustees' fees and expenses	27
Total expenses before reductions	72,416
Expense reductions	(17)	72,399
Net investment income (loss)		92,025
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	137,212
Foreign currency transactions	565
Total net realized gain (loss)		137,777
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,997,161
Assets and liabilities in foreign currencies	(36)
Total change in net unrealized appreciation (depreciation)		1,997,125
Net gain (loss)		2,134,902
Net increase (decrease) in net assets resulting from operations		$2,226,927

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 25, 2017 (commencement of operations) to October 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,025
Net realized gain (loss)	137,777
Change in net unrealized appreciation (depreciation)	1,997,125
Net increase (decrease) in net assets resulting from operations	2,226,927
Share transactions
Proceeds from sales of shares	49,607,179
Cost of shares redeemed	(3,047,749)
Net increase (decrease) in net assets resulting from share transactions	46,559,430
Total increase (decrease) in net assets	48,786,357
Net Assets
Beginning of period	–
End of period	$48,786,357
Other Information
Undistributed net investment income end of period	$92,025
Shares
Sold	4,843,375
Redeemed	(293,679)
Net increase (decrease)	4,549,696

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Stock K6 Fund

Six months ended (Unaudited) October 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.69
Total from investment operations	.72
Net asset value, end of period	$10.72
Total ReturnC,D	7.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G
Expenses net of fee waivers, if any	.60%G
Expenses net of all reductions	.60%G
Net investment income (loss)	.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$48,786
Portfolio turnover rateH	43%I,J

 A For the period May 25, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Small Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,475,826
Gross unrealized depreciation	(1,516,733)
Net unrealized appreciation (depreciation)	$1,959,093
Tax cost	$46,847,991

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $10,472,163 and $10,101,109, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $390 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Exchanges In-Kind. During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $46,842,473 in exchange for 4,578,932 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17 for the period.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 25, 2017 to October 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2017	Expenses Paid During Period
Actual	.60%	$1,000.00	$1,072.00	$2.72-B
Hypothetical-C		$1,000.00	$1,022.18	$3.06-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 160/365 (to reflect the period May 25, 2017 to October 31, 2017).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Stock K6 Fund

On January 18, 2017 the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds, including funds with identical investment objectives as the the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered the fund's proposed management fee out of which FMR will pay all operating expenses, with certain limited exceptions, and the projected total expense ratio of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SLCXK6-SANN-1217
1.9883974.100

Fidelity® Large Cap Stock K6 Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

% of fund's net assets
Microsoft Corp.	3.7
Bank of America Corp.	3.6
Citigroup, Inc.	3.2
JPMorgan Chase & Co.	3.2
Apple, Inc.	2.9
ConocoPhillips Co.	2.1
Comcast Corp. Class A	2.0
State Street Corp.	1.9
Alphabet, Inc. Class A	1.9
General Electric Co.	1.9
26.4

Top Five Market Sectors as of October 31, 2017

% of fund's net assets
Financials	23.5
Information Technology	19.3
Health Care	14.9
Energy	12.6
Industrials	10.7

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 8.6%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 5.6%
Distributors - 0.3%
LKQ Corp. (a)	3,708	$139,755
Household Durables - 0.4%
KB Home	4,239	116,276
Taylor Morrison Home Corp. (a)	3,983	96,189
		212,465
Media - 2.8%
Comcast Corp. Class A	27,031	973,927
Interpublic Group of Companies, Inc.	5,600	107,800
Omnicom Group, Inc.	300	20,157
Sinclair Broadcast Group, Inc. Class A	1,327	42,066
The Walt Disney Co.	2,060	201,489
Viacom, Inc. Class B (non-vtg.)	2,279	54,764
		1,400,203
Multiline Retail - 0.3%
Target Corp.	2,500	147,600
Specialty Retail - 1.8%
AutoZone, Inc. (a)	140	82,530
L Brands, Inc.	4,245	182,705
Lowe's Companies, Inc.	5,315	424,934
O'Reilly Automotive, Inc. (a)	404	85,224
TJX Companies, Inc.	1,424	99,395
		874,788

TOTAL CONSUMER DISCRETIONARY		2,774,811

CONSUMER STAPLES - 6.6%
Beverages - 1.8%
Dr. Pepper Snapple Group, Inc.	922	78,979
Molson Coors Brewing Co. Class B	2,862	231,450
The Coca-Cola Co.	12,795	588,314
		898,743
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	103	16,591
CVS Health Corp.	4,375	299,819
Kroger Co.	6,326	130,948
Wal-Mart Stores, Inc.	4,473	390,538
		837,896
Food Products - 0.4%
Amplify Snack Brands, Inc. (a)	3,700	23,643
Campbell Soup Co.	1,500	71,055
Kellogg Co.	800	50,024
The J.M. Smucker Co.	300	31,815
The Simply Good Foods Co.	1,800	20,736
		197,273
Household Products - 1.4%
Procter & Gamble Co.	8,192	707,297
Reckitt Benckiser Group PLC	300	26,840
		734,137
Personal Products - 0.4%
Coty, Inc. Class A	5,730	88,242
Unilever NV (NY Reg.)	1,730	100,271
		188,513
Tobacco - 0.9%
Altria Group, Inc.	5,349	343,513
British American Tobacco PLC sponsored ADR	1,600	103,040
		446,553

TOTAL CONSUMER STAPLES		3,303,115

ENERGY - 12.6%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	3,471	109,094
Ensco PLC Class A	3,776	20,353
National Oilwell Varco, Inc.	5,313	181,651
Oceaneering International, Inc.	3,969	80,253
		391,351
Oil, Gas & Consumable Fuels - 11.8%
Amyris, Inc. (a)	2,200	6,886
Anadarko Petroleum Corp.	3,468	171,215
Apache Corp.	9,997	413,576
Cabot Oil & Gas Corp.	10,932	302,816
Cenovus Energy, Inc.	38,783	376,376
Cheniere Energy, Inc. (a)	906	42,346
Chevron Corp.	6,112	708,320
ConocoPhillips Co.	20,541	1,050,672
Golar LNG Ltd.	2,500	52,825
Imperial Oil Ltd.	7,463	241,979
Kinder Morgan, Inc.	20,937	379,169
Legacy Reserves LP (a)	1,942	3,185
Noble Energy, Inc.	613	17,084
PDC Energy, Inc. (a)	1,218	62,033
Phillips 66 Co.	408	37,161
Suncor Energy, Inc.	25,062	850,876
Teekay Offshore Partners LP	6,800	17,408
The Williams Companies, Inc.	26,077	743,195
Valero Energy Corp.	900	71,001
Williams Partners LP	9,701	359,325
		5,907,448

TOTAL ENERGY		6,298,799

FINANCIALS - 23.5%
Banks - 15.7%
Bank of America Corp.	66,059	1,809,356
Citigroup, Inc.	21,587	1,586,645
JPMorgan Chase & Co.	15,760	1,585,614
PNC Financial Services Group, Inc.	2,865	391,903
Regions Financial Corp.	17,680	273,686
Signature Bank (a)	800	104,008
Standard Chartered PLC (United Kingdom) (a)	4,702	46,862
SunTrust Banks, Inc.	11,143	670,920
U.S. Bancorp	9,100	494,858
Wells Fargo & Co.	15,514	870,956
		7,834,808
Capital Markets - 6.5%
CBOE Holdings, Inc.	325	36,745
Charles Schwab Corp.	7,979	357,778
Goldman Sachs Group, Inc.	559	135,546
KKR & Co. LP	12,174	244,089
Morgan Stanley	12,072	603,600
Northern Trust Corp.	5,806	542,977
State Street Corp.	10,532	968,944
TD Ameritrade Holding Corp.	916	45,791
The Blackstone Group LP	9,823	327,008
		3,262,478
Insurance - 0.3%
MetLife, Inc.	2,400	128,592
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	8,782	125,583
Radian Group, Inc.	17,900	375,184
		500,767

TOTAL FINANCIALS		11,726,645

HEALTH CARE - 14.9%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	2,455	293,765
Alnylam Pharmaceuticals, Inc. (a)	700	85,288
Amgen, Inc.	4,129	723,483
Biogen, Inc. (a)	573	178,581
BioMarin Pharmaceutical, Inc. (a)	1,124	92,269
Celldex Therapeutics, Inc. (a)	144	351
Genocea Biosciences, Inc. (a)	2,200	2,552
Gilead Sciences, Inc.	1,651	123,759
Insmed, Inc. (a)	1,529	41,298
Intercept Pharmaceuticals, Inc. (a)	2,530	155,924
Regeneron Pharmaceuticals, Inc. (a)	183	73,679
Spark Therapeutics, Inc. (a)	700	56,630
TESARO, Inc. (a)	81	9,377
Trevena, Inc. (a)	4,186	6,279
Vertex Pharmaceuticals, Inc. (a)	766	112,012
		1,955,247
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	26,275	739,379
Danaher Corp.	2,400	221,448
DexCom, Inc. (a)	407	18,303
Medtronic PLC	3,376	271,836
ResMed, Inc.	200	16,836
Zimmer Biomet Holdings, Inc.	1,125	136,823
		1,404,625
Health Care Providers & Services - 3.0%
Aetna, Inc.	315	53,559
Anthem, Inc.	1,059	221,553
Cardinal Health, Inc.	4,206	260,351
Cigna Corp.	1,380	272,164
Express Scripts Holding Co. (a)	839	51,422
Humana, Inc.	640	163,424
McKesson Corp.	2,140	295,063
UnitedHealth Group, Inc.	919	193,192
		1,510,728
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)(b)	7,544	29,044
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	2,055	139,802
Pharmaceuticals - 4.8%
Allergan PLC	784	138,948
AstraZeneca PLC sponsored ADR	1,800	62,100
Bayer AG	506	65,820
Bristol-Myers Squibb Co.	3,105	191,454
CymaBay Therapeutics, Inc. (a)	10,740	99,130
GlaxoSmithKline PLC sponsored ADR	19,077	694,975
Jazz Pharmaceuticals PLC (a)	1,840	260,415
Johnson & Johnson	3,682	513,308
Novartis AG sponsored ADR	59	4,872
Sanofi SA	527	49,900
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,834	177,109
TherapeuticsMD, Inc. (a)	25,041	118,194
		2,376,225

TOTAL HEALTH CARE		7,415,671

INDUSTRIALS - 10.7%
Aerospace & Defense - 2.0%
General Dynamics Corp.	268	54,399
The Boeing Co.	875	225,733
United Technologies Corp.	5,904	707,063
		987,195
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	2,449	192,320
FedEx Corp.	614	138,647
United Parcel Service, Inc. Class B	3,987	468,592
		799,559
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	818	57,955
Electrical Equipment - 1.1%
Acuity Brands, Inc.	608	101,658
AMETEK, Inc.	3,295	222,380
Hubbell, Inc. Class B	717	90,213
Melrose Industries PLC	38,303	111,868
		526,119
Industrial Conglomerates - 1.9%
General Electric Co.	45,609	919,477
Machinery - 0.7%
Flowserve Corp.	5,090	224,316
Snap-On, Inc.	38	5,996
Wabtec Corp. (b)	1,627	124,466
		354,778
Professional Services - 0.2%
IHS Markit Ltd. (a)	2,651	112,959
Road & Rail - 3.1%
CSX Corp.	8,791	443,330
Genesee & Wyoming, Inc. Class A (a)	1,844	132,362
J.B. Hunt Transport Services, Inc.	3,269	347,789
Norfolk Southern Corp.	1,736	228,145
Old Dominion Freight Lines, Inc.	524	63,472
Union Pacific Corp.	2,833	328,033
		1,543,131
Trading Companies & Distributors - 0.0%
Fastenal Co.	200	9,394
Univar, Inc. (a)	307	9,133
		18,527

TOTAL INDUSTRIALS		5,319,700

INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.6%
Cisco Systems, Inc.	22,187	757,686
F5 Networks, Inc. (a)	400	48,508
		806,194
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	1,626	84,959
Alphabet, Inc.:
Class A (a)	935	965,892
Class C (a)	801	814,329
Facebook, Inc. Class A (a)	928	167,096
		2,032,276
IT Services - 4.1%
Accenture PLC Class A	81	11,531
Cognizant Technology Solutions Corp. Class A	1,531	115,851
FleetCor Technologies, Inc. (a)	600	99,162
MasterCard, Inc. Class A	3,389	504,182
Paychex, Inc.	6,128	390,905
PayPal Holdings, Inc. (a)	1,440	104,486
Unisys Corp. (a)	7,577	66,299
Visa, Inc. Class A	6,752	742,585
		2,035,001
Semiconductors & Semiconductor Equipment - 1.5%
Qualcomm, Inc.	14,711	750,408
Software - 5.1%
Adobe Systems, Inc. (a)	1,227	214,921
Autodesk, Inc. (a)	541	67,603
Microsoft Corp.	22,373	1,860,986
Oracle Corp.	3,613	183,902
SAP SE sponsored ADR	1,395	159,309
Ultimate Software Group, Inc. (a)	352	71,312
		2,558,033
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	8,658	1,463,548

TOTAL INFORMATION TECHNOLOGY		9,645,460

MATERIALS - 3.4%
Chemicals - 2.8%
CF Industries Holdings, Inc.	4,800	182,304
DowDuPont, Inc.	1,301	94,075
Intrepid Potash, Inc. (a)	23,826	95,781
LyondellBasell Industries NV Class A	2,551	264,105
Monsanto Co.	2,778	336,416
Potash Corp. of Saskatchewan, Inc.	13,063	254,253
W.R. Grace & Co.	2,263	173,097
		1,400,031
Containers & Packaging - 0.4%
WestRock Co.	3,385	207,602
Metals & Mining - 0.2%
BHP Billiton Ltd. sponsored ADR	200	8,196
Freeport-McMoRan, Inc. (a)	7,046	98,503
		106,699

TOTAL MATERIALS		1,714,332

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	78	11,206
Crown Castle International Corp.	32	3,427
Public Storage	307	63,626
		78,259
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	10,086	482,817
UTILITIES - 1.2%
Electric Utilities - 0.9%
Exelon Corp.	10,631	427,473
PPL Corp.	408	15,324
		442,797
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	14,086	175,371

TOTAL UTILITIES		618,168

TOTAL COMMON STOCKS
(Cost $48,488,051)		49,377,777

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.10% (c)	551,600	551,710
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	81,842	81,850
TOTAL MONEY MARKET FUNDS
(Cost $633,560)		633,560
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $49,121,611)		50,011,337
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(125,148)
NET ASSETS - 100%		$49,886,189

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$965
Total	$965

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,774,811	$2,774,811	$--	$--
Consumer Staples	3,303,115	3,276,275	26,840	--
Energy	6,298,799	6,298,799	--	--
Financials	11,726,645	11,726,645	--	--
Health Care	7,415,671	7,299,951	115,720	--
Industrials	5,319,700	5,319,700	--	--
Information Technology	9,645,460	9,645,460	--	--
Materials	1,714,332	1,714,332	--	--
Real Estate	78,259	78,259	--	--
Telecommunication Services	482,817	482,817	--	--
Utilities	618,168	618,168	--	--
Money Market Funds	633,560	633,560	--	--
Total Investments in Securities:	$50,011,337	$49,868,777	$142,560	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $79,965) — See accompanying schedule: Unaffiliated issuers (cost $48,488,051)	$49,377,777
Fidelity Central Funds (cost $633,560)	633,560
Total Investment in Securities (cost $49,121,611)		$50,011,337
Cash		26,232
Receivable for investments sold		59,543
Dividends receivable		36,276
Distributions receivable from Fidelity Central Funds		397
Other receivables		3
Total assets		50,133,788
Liabilities
Payable for investments purchased	$87,533
Payable for fund shares redeemed	63,283
Accrued management fee	14,933
Collateral on securities loaned	81,850
Total liabilities		247,599
Net Assets		$49,886,189
Net Assets consist of:
Paid in capital		$48,842,088
Undistributed net investment income		122,281
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		32,116
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		889,704
Net Assets, for 4,688,900 shares outstanding		$49,886,189
Net Asset Value, offering price and redemption price per share ($49,886,189 ÷ 4,688,900 shares)		$10.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 25, 2017 (commencement of operations) to October 31, 2017 (Unaudited)
Investment Income
Dividends		$158,892
Income from Fidelity Central Funds		965
Total income		159,857
Expenses
Management fee	$37,566
Independent trustees' fees and expenses	17
Total expenses before reductions	37,583
Expense reductions	(7)	37,576
Net investment income (loss)		122,281
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,098
Foreign currency transactions	18
Total net realized gain (loss)		32,116
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	889,726
Assets and liabilities in foreign currencies	(22)
Total change in net unrealized appreciation (depreciation)		889,704
Net gain (loss)		921,820
Net increase (decrease) in net assets resulting from operations		$1,044,101

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 25, 2017 (commencement of operations) to October 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$122,281
Net realized gain (loss)	32,116
Change in net unrealized appreciation (depreciation)	889,704
Net increase (decrease) in net assets resulting from operations	1,044,101
Share transactions
Proceeds from sales of shares	52,421,891
Cost of shares redeemed	(3,579,803)
Net increase (decrease) in net assets resulting from share transactions	48,842,088
Total increase (decrease) in net assets	49,886,189
Net Assets
Beginning of period	–
End of period	$49,886,189
Other Information
Undistributed net investment income end of period	$122,281
Shares
Sold	5,032,741
Redeemed	(343,841)
Net increase (decrease)	4,688,900

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Stock K6 Fund

Six months ended (Unaudited) October 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.58
Total from investment operations	.64
Net asset value, end of period	$10.64
Total ReturnC,D	6.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.45%G
Expenses net of all reductions	.45%G
Net investment income (loss)	1.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$49,886
Portfolio turnover rateH	18%I,J

 A For the period May 25, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Large Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,229,512
Gross unrealized depreciation	(1,369,931)
Net unrealized appreciation (depreciation)	$859,581
Tax cost	$49,151,756

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $4,071,682 and $5,869,127, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $274 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Exchanges In-Kind. During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $50,968,861 in exchange for 4,889,198 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to less than $1. During the period, there were no securities loaned to FCM.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 25, 2017 to October 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2017	Expenses Paid During Period
Actual	.45%	$1,000.00	$1,064.00	$2.04-B
Hypothetical-C		$1,000.00	1,022.94	$2.29-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 160/365 (to reflect the period May 25, 2017 to October 31, 2017).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Stock K6 Fund

On January 18, 2017 the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds, including funds with identical investment objectives as the the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee out of which FMR will pay all operating expenses, with certain limited exceptions, and the projected total expense ratio of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

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Fidelity Advisor® Event Driven Opportunities Fund Class A, Class M, Class C and Class I Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
The Madison Square Garden Co.	10.6	9.9
Zooplus AG	8.1	1.2
Alliance Data Systems Corp.	7.8	4.9
Twenty-First Century Fox, Inc. Class B	7.0	6.8
Encore Capital Group, Inc.	6.5	4.8
JBG SMITH Properties	5.7	0.0
WisdomTree Investments, Inc.	2.4	1.6
ECN Capital Corp.	2.2	2.2
Brighthouse Financial, Inc.	2.2	0.0
Donnelley Financial Solutions, Inc.	2.2	2.2
	54.7

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.8	25.5
Consumer Discretionary	27.4	22.3
Financials	21.9	16.0
Real Estate	5.7	2.7
Industrials	2.0	6.5

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 21.1%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2017*
Stocks and Equity Futures	97.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 11.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.0%
	Shares	Value
CONSUMER DISCRETIONARY - 27.4%
Internet & Direct Marketing Retail - 8.1%
Boohoo.Com PLC (a)	1,100	$2,929
Zooplus AG (a)	15,191	2,518,917
		2,521,846
Media - 18.1%
NZME Ltd.	280,113	174,430
The Madison Square Garden Co. (a)	14,769	3,288,908
Twenty-First Century Fox, Inc. Class B	85,757	2,182,516
		5,645,854
Specialty Retail - 1.2%
Cars.com, Inc.	15,400	366,828

TOTAL CONSUMER DISCRETIONARY		8,534,528

CONSUMER STAPLES - 1.5%
Food Products - 1.5%
SunOpta, Inc. (a)	48,348	452,054
ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Exterran Corp. (a)	51	1,646
Oil, Gas & Consumable Fuels - 1.2%
International Seaways, Inc.	19,238	387,453

TOTAL ENERGY		389,099

FINANCIALS - 21.9%
Capital Markets - 8.8%
Brighthouse Financial, Inc.	11,030	685,845
KKR & Co. LP	33,000	661,650
Waddell & Reed Financial, Inc. Class A	33,579	627,592
WisdomTree Investments, Inc.	67,321	746,590
		2,721,677
Consumer Finance - 6.5%
Encore Capital Group, Inc. (a)	43,775	2,033,349
Diversified Financial Services - 4.4%
Donnelley Financial Solutions, Inc.	31,789	683,464
ECN Capital Corp.	213,200	699,043
		1,382,507
Insurance - 2.2%
Stewart Information Services Corp.	17,821	676,129

TOTAL FINANCIALS		6,813,662

HEALTH CARE - 1.5%
Health Care Providers & Services - 0.5%
Quorum Health Corp. (a)	26,373	150,854
Pharmaceuticals - 1.0%
Perrigo Co. PLC	4,018	325,418

TOTAL HEALTH CARE		476,272

INDUSTRIALS - 2.0%
Airlines - 1.0%
AirAsia Bhd	400,400	316,006
Spring Airlines Co. Ltd. Class A	600	3,296
Wizz Air Holdings PLC (a)	84	3,654
		322,956
Commercial Services & Supplies - 0.0%
The Brink's Co.	31	2,359
Machinery - 1.0%
Momentum Group AB Class B	24,708	303,993

TOTAL INDUSTRIALS		629,308

INFORMATION TECHNOLOGY - 29.8%
Communications Equipment - 1.3%
Lumentum Holdings, Inc. (a)	6,228	393,298
Internet Software & Services - 3.7%
CommerceHub, Inc. Series A (a)	16,683	372,531
comScore, Inc. (a)	12,728	380,185
LogMeIn, Inc.	3,191	386,271
		1,138,987
IT Services - 13.8%
Alliance Data Systems Corp.	10,810	2,418,521
Automatic Data Processing, Inc.	3,150	366,219
Conduent, Inc.	24,734	382,882
CSRA, Inc.	11,860	379,401
DXC Technology Co.	4,171	381,730
Gocompare.com Group PLC	276,300	373,390
		4,302,143
Semiconductors & Semiconductor Equipment - 2.4%
Marvell Technology Group Ltd.	19,330	357,025
Versum Materials, Inc.	9,369	394,248
		751,273
Software - 4.6%
Black Knight, Inc. (a)	8,100	367,335
Micro Focus International PLC sponsored ADR (a)	10,277	358,976
Monotype Imaging Holdings, Inc.	15,102	348,101
TiVo Corp.	20,303	368,499
		1,442,911
Technology Hardware, Storage & Peripherals - 4.0%
Diebold Nixdorf, Inc.	19,105	368,727
Hewlett Packard Enterprise Co.	26,322	366,402
Quantum Corp. (a)	24,783	131,350
Seagate Technology LLC	10,200	377,094
		1,243,573

TOTAL INFORMATION TECHNOLOGY		9,272,185

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.7%
JBG SMITH Properties	57,088	1,781,716
TOTAL COMMON STOCKS
(Cost $26,418,154)		28,348,824
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.05% 12/7/17 to 12/28/17 (b)
(Cost $119,851)	120,000	119,858
	Shares	Value

Money Market Funds - 9.4%
Fidelity Cash Central Fund, 1.10% (c)
(Cost $2,931,927)	2,931,420	2,932,007

Equity Funds - 0.4%
Domestic Equity Funds - 0.4%
iShares Russell 3000 Index ETF
(Cost $87,133)	706	107,672
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $29,557,065)		31,508,361
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(366,025)
NET ASSETS - 100%		$31,142,336

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	Dec. 2017	$525,945	$31,338	$31,338
CME E-mini S&P 500 Index Contracts (United States)	17	Dec. 2017	2,186,795	90,894	90,894
TOTAL FUTURES CONTRACTS					$122,232

The notional amount of futures purchased as a percentage of Net Assets is 8.7%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $2,350,043.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,858.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,679
Total	$12,679

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,534,528	$8,534,528	$--	$--
Consumer Staples	452,054	452,054	--	--
Energy	389,099	389,099	--	--
Financials	6,813,662	6,813,662	--	--
Health Care	476,272	476,272	--	--
Industrials	629,308	629,308	--	--
Information Technology	9,272,185	9,272,185	--	--
Real Estate	1,781,716	1,781,716	--	--
U.S. Government and Government Agency Obligations	119,858	--	119,858	--
Money Market Funds	2,932,007	2,932,007	--	--
Equity Funds	107,672	107,672	--	--
Total Investments in Securities:	$31,508,361	$31,388,503	$119,858	$--
Derivative Instruments:
Assets
Futures Contracts	$122,232	$122,232	$--	$--
Total Assets	$122,232	$122,232	$--	$--
Total Derivative Instruments:	$122,232	$122,232	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$122,232	$0
Total Equity Risk	122,232	0
Total Value of Derivatives	$122,232	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.9%
Germany	8.1%
Canada	3.7%
United Kingdom	2.3%
Ireland	2.2%
Marshall Islands	1.2%
Bermuda	1.1%
Malaysia	1.0%
Sweden	1.0%
Others (Individually Less Than 1%)	0.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $26,625,138)	$28,576,354
Fidelity Central Funds (cost $2,931,927)	2,932,007
Total Investment in Securities (cost $29,557,065)		$31,508,361
Receivable for fund shares sold		23,500
Dividends receivable		15,446
Distributions receivable from Fidelity Central Funds		2,791
Receivable for daily variation margin on futures contracts		7,100
Prepaid expenses		63
Receivable from investment adviser for expense reductions		9,621
Other receivables		1,135
Total assets		31,568,017
Liabilities
Payable for investments purchased	$310,551
Payable for fund shares redeemed	52,054
Accrued management fee	22,721
Distribution and service plan fees payable	6,582
Other affiliated payables	6,146
Other payables and accrued expenses	27,627
Total liabilities		425,681
Net Assets		$31,142,336
Net Assets consist of:
Paid in capital		$27,209,128
Accumulated net investment loss		(68,977)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,928,657
Net unrealized appreciation (depreciation) on investments		2,073,528
Net Assets		$31,142,336
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,221,835 ÷ 585,143 shares)		$14.05
Maximum offering price per share (100/94.25 of $14.05)		$14.91
Class M:
Net Asset Value and redemption price per share ($2,676,673 ÷ 191,419 shares)		$13.98
Maximum offering price per share (100/96.50 of $13.98)		$14.49
Class C:
Net Asset Value and offering price per share ($4,534,306 ÷ 328,406 shares)(a)		$13.81
Class I:
Net Asset Value, offering price and redemption price per share ($15,709,522 ÷ 1,112,352 shares)		$14.12

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$140,763
Interest		531
Income from Fidelity Central Funds		12,679
Total income		153,973
Expenses
Management fee
Basic fee	$122,963
Performance adjustment	2,627
Transfer agent fees	30,023
Distribution and service plan fees	36,616
Accounting fees and expenses	5,668
Custodian fees and expenses	7,927
Independent trustees' fees and expenses	54
Registration fees	31,732
Audit	25,651
Legal	23
Miscellaneous	187
Total expenses before reductions	263,471
Expense reductions	(40,348)	223,123
Net investment income (loss)		(69,150)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,039,110
Foreign currency transactions	(1,202)
Futures contracts	98,694
Total net realized gain (loss)		2,136,602
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(415,000)
Assets and liabilities in foreign currencies	(7)
Futures contracts	95,654
Total change in net unrealized appreciation (depreciation)		(319,353)
Net gain (loss)		1,817,249
Net increase (decrease) in net assets resulting from operations		$1,748,099

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(69,150)	$(67,985)
Net realized gain (loss)	2,136,602	598,740
Change in net unrealized appreciation (depreciation)	(319,353)	2,218,189
Net increase (decrease) in net assets resulting from operations	1,748,099	2,748,944
Distributions to shareholders from net investment income	–	(31,399)
Distributions to shareholders from net realized gain	(334,567)	(289,817)
Total distributions	(334,567)	(321,216)
Share transactions - net increase (decrease)	3,945,856	15,225,962
Total increase (decrease) in net assets	5,359,388	17,653,690
Net Assets
Beginning of period	25,782,948	8,129,258
End of period	$31,142,336	$25,782,948
Other Information
Undistributed net investment income end of period	$–	$173
Accumulated net investment loss end of period	$(68,977)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Event Driven Opportunities Fund Class A

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.39	$10.87	$11.26	$10.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.06)	.08C	.01	.02D
Net realized and unrealized gain (loss)	.85	2.95	(.36)E	.89F	.56G
Total from investment operations	.82	2.89	(.28)	.90	.58
Distributions from net investment income	–	(.04)	–	(.01)	–
Distributions from net realized gain	(.16)	(.32)	(.11)	(.20)	–
Total distributions	(.16)	(.37)H	(.11)	(.22)I	–
Net asset value, end of period	$14.05	$13.39	$10.87	$11.26	$10.58
Total ReturnJ,K,L	6.17%	26.97%	(2.49)%E	8.55%F	5.80%G
Ratios to Average Net AssetsM,N
Expenses before reductions	1.86%O	2.34%	2.76%	2.82%	4.76%O
Expenses net of fee waivers, if any	1.55%O	1.55%	1.55%	1.55%	1.55%O
Expenses net of all reductions	1.53%O	1.54%	1.54%	1.53%	1.55%O
Net investment income (loss)	(.47)%O	(.53)%	.74%C	.10%	.59%D,O
Supplemental Data
Net assets, end of period (000 omitted)	$8,222	$6,407	$2,513	$2,983	$1,389
Portfolio turnover rateP	119%O	120%	113%	150%	57%Q

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 D Net Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.25) %.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (2.52) %.

 F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 8.47%

 G Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.70%.

 H Total distributions of $.37 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $.323 per share.

 I Total distributions of $.22 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.201 per share.

 J Total returns for periods of less than one year are not annualized.

 K Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 L Total returns do not include the effect of the sales charges.

 M Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 N Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 O Annualized

 P Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 Q Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Event Driven Opportunities Fund Class M

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.33	$10.83	$11.25	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	(.09)	.05C	(.02)	.01D
Net realized and unrealized gain (loss)	.85	2.93	(.36)E	.89F	.56G
Total from investment operations	.80	2.84	(.31)	.87	.57
Distributions from net investment income	–	(.03)	–	(.01)	–
Distributions from net realized gain	(.15)	(.31)	(.11)	(.18)	–
Total distributions	(.15)	(.34)	(.11)	(.19)	–
Net asset value, end of period	$13.98	$13.33	$10.83	$11.25	$10.57
Total ReturnH,I,J	6.02%	26.59%	(2.76)%E	8.35%F	5.70%G
Ratios to Average Net AssetsK,L
Expenses before reductions	2.13%M	2.60%	2.98%	3.18%	4.95%M
Expenses net of fee waivers, if any	1.80%M	1.80%	1.80%	1.80%	1.80%M
Expenses net of all reductions	1.78%M	1.79%	1.79%	1.78%	1.80%M
Net investment income (loss)	(.72)%M	(.78)%	.49%C	(.15)%	.34%D,M
Supplemental Data
Net assets, end of period (000 omitted)	$2,677	$2,568	$966	$1,977	$1,631
Portfolio turnover rateN	119%M	120%	113%	150%	57%O

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 D Net Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.50) %.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (2.79)%.

 F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 8.27%.

 G Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.60%.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Event Driven Opportunities Fund Class C

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.18	$10.72	$11.19	$10.55	$10.00
Income from Investment Operations
Net investment income (loss)B	(.08)	(.15)	–C,D	(.07)	(.01)E
Net realized and unrealized gain (loss)	.84	2.90	(.36)F	.88G	.56H
Total from investment operations	.76	2.75	(.36)	.81	.55
Distributions from net investment income	–	(.02)	–	–	–
Distributions from net realized gain	(.13)	(.28)	(.11)	(.17)	–
Total distributions	(.13)	(.29)I	(.11)	(.17)	–
Net asset value, end of period	$13.81	$13.18	$10.72	$11.19	$10.55
Total ReturnJ,K,L	5.84%	25.96%	(3.23)%F	7.75%G	5.50%H
Ratios to Average Net AssetsM,N
Expenses before reductions	2.57%O	3.03%	3.46%	3.63%	5.38%O
Expenses net of fee waivers, if any	2.30%O	2.30%	2.30%	2.30%	2.30%O
Expenses net of all reductions	2.28%O	2.29%	2.29%	2.29%	2.30%O
Net investment income (loss)	(1.22)%O	(1.28)%	(.01)%C	(.65)%	(.16)%E,O
Supplemental Data
Net assets, end of period (000 omitted)	$4,534	$3,663	$1,046	$1,846	$3,011
Portfolio turnover rateP	119%O	120%	113%	150%	57%Q

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.53) %.

 D Amount represents less than $.005 per share.

 E Net Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.00) %.

 F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.26)%.

 G Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 7.67%.

 H Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.40%.

 I Total distributions of $.29 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.275 per share.

 J Total returns for periods of less than one year are not annualized.

 K Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 L Total returns do not include the effect of the contingent deferred sales charge.

 M Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 N Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 O Annualized

 P Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 Q Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Event Driven Opportunities Fund Class I

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.45	$10.91	$11.28	$10.59	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	(.03)	.11C	.04	.03D
Net realized and unrealized gain (loss)	.86	2.96	(.37)E	.89F	.56G
Total from investment operations	.84	2.93	(.26)	.93	.59
Distributions from net investment income	–	(.05)	–	(.03)	–
Distributions from net realized gain	(.17)	(.34)	(.11)	(.21)	–
Total distributions	(.17)	(.39)	(.11)	(.24)	–
Net asset value, end of period	$14.12	$13.45	$10.91	$11.28	$10.59
Total ReturnH,I	6.29%	27.33%	(2.31)%E	8.86%F	5.90%G
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.52%L	1.97%	2.17%	2.63%	4.50%L
Expenses net of fee waivers, if any	1.30%L	1.30%	1.30%	1.30%	1.30%L
Expenses net of all reductions	1.28%L	1.29%	1.28%	1.28%	1.30%L
Net investment income (loss)	(.22)%L	(.28)%	1.00%C	.35%	.84%D,L
Supplemental Data
Net assets, end of period (000 omitted)	$15,710	$13,145	$3,604	$1,990	$1,962
Portfolio turnover rateM	119%L	120%	113%	150%	57%N

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .47%.

 D Net Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.01) %.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (2.34)%.

 F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.80%.

 G Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 8.78%.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Advisor Event Driven Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,120,297
Gross unrealized depreciation	(1,199,933)
Net unrealized appreciation (depreciation)	$1,920,364
Tax cost	$29,710,229

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,907,941 and $15,724,195, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$9,175	$388
Class M	.25%	.25%	6,518	–
Class C	.75%	.25%	20,923	9,390
			$36,616	$9,778

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,416
Class M	295
Class C(a)	1,267
$6,978

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$9,429.26
Class M	3,735.29
Class C	4,644.22
Class I	12,215.16
	$30,023

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $920 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $42 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2018. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.55%	$11,229
Class M	1.80%	4,320
Class C	2.30%	5,703
Class I	1.30%	16,384
		$37,636

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,565 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $92.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $55.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017
From net investment income
Class A	$–	$10,330
Class M	–	2,826
Class C	–	1,451
Class I	–	16,792
Total	$–	$31,399
From net realized gain
Class A	$79,255	$84,205
Class M	26,946	27,568
Class C	40,210	28,743
Class I	188,156	149,301
Total	$334,567	$289,817

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2017	Year ended April 30, 2017	Six months ended October 31, 2017	Year ended April 30, 2017
Class A
Shares sold	168,894	329,237	$2,311,993	$4,248,581
Reinvestment of distributions	5,919	7,724	79,251	92,311
Shares redeemed	(68,185)	(89,665)	(930,487)	(1,144,335)
Net increase (decrease)	106,628	247,296	$1,460,757	$3,196,557
Class M
Shares sold	45,213	122,115	$614,502	$1,560,300
Reinvestment of distributions	2,020	2,549	26,946	30,394
Shares redeemed	(48,431)	(21,285)	(656,723)	(253,056)
Net increase (decrease)	(1,198)	103,379	$(15,275)	$1,337,638
Class C
Shares sold	84,856	211,525	$1,144,019	$2,717,355
Reinvestment of distributions	3,045	2,503	40,159	29,673
Shares redeemed	(37,331)	(33,769)	(503,348)	(414,161)
Net increase (decrease)	50,570	180,259	$680,830	$2,332,867
Class I
Shares sold	497,960	702,861	$6,831,118	$9,059,018
Reinvestment of distributions	8,735	11,485	117,400	137,676
Shares redeemed	(371,683)	(67,262)	(5,128,974)	(837,794)
Net increase (decrease)	135,012	647,084	$1,819,544	$8,358,900

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Class A	1.55%
Actual		$1,000.00	$1,061.70	$8.05
Hypothetical-C		$1,000.00	$1,017.39	$7.88
Class M	1.80%
Actual		$1,000.00	$1,060.20	$9.35
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Class C	2.30%
Actual		$1,000.00	$1,058.40	$11.93
Hypothetical-C		$1,000.00	$1,013.61	$11.67
Class I	1.30%
Actual		$1,000.00	$1,062.90	$6.76
Hypothetical-C		$1,000.00	$1,018.65	$6.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Event Driven Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one- and three-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Advisor Event Driven Opportunities Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Advisor Event Driven Opportunities Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking. When compared to a subset of the 20 funds with event driven strategies identified by Lipper, the fund ranks second lowest. The Board concluded that the fund's management fee rate is appropriate compared to competitor funds that pursue event-driven strategies.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The board noted all classes are above the competitive median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above. The Board noted that the total expense ratio of Class M (formerly Class T) was also above the competitive median because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the total expense ratio of Class C was also above the competitive median because of its 12b-1 fees. The Board also noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.55%, 1.80%, 2.30%, and 1.30% through June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although all classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AEDO-SANN-1217
1.9585369.103

Fidelity® Large Cap Stock Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.7	3.1
Bank of America Corp.	3.6	3.4
Citigroup, Inc.	3.2	2.9
JPMorgan Chase & Co.	3.2	3.3
Apple, Inc.	2.9	3.2
ConocoPhillips Co.	2.1	1.8
State Street Corp.	1.9	1.9
Comcast Corp. Class A	1.9	2.0
Alphabet, Inc. Class A	1.9	1.9
General Electric Co.	1.9	2.3
	26.3

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.5	22.2
Information Technology	19.2	18.2
Health Care	14.6	14.6
Energy	12.7	12.5
Industrials	10.7	10.8

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks	98.6%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 8.7%

As of April 30, 2017*
Stocks	96.7%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 8.4%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.5%
Distributors - 0.3%
LKQ Corp. (a)	386,300	$14,560
Household Durables - 0.4%
KB Home (b)	440,000	12,069
Taylor Morrison Home Corp. (a)	394,982	9,539
		21,608
Media - 2.8%
Comcast Corp. Class A	2,816,826	101,490
Interpublic Group of Companies, Inc.	587,800	11,315
Omnicom Group, Inc.	27,800	1,868
Sinclair Broadcast Group, Inc. Class A	130,500	4,137
The Walt Disney Co.	214,200	20,951
Viacom, Inc. Class B (non-vtg.)	230,600	5,541
		145,302
Multiline Retail - 0.3%
Target Corp.	259,919	15,346
Specialty Retail - 1.7%
AutoZone, Inc. (a)	16,762	9,881
L Brands, Inc.	446,900	19,235
Lowe's Companies, Inc.	548,670	43,866
O'Reilly Automotive, Inc. (a)	38,500	8,122
TJX Companies, Inc.	147,400	10,289
		91,393

TOTAL CONSUMER DISCRETIONARY		288,209

CONSUMER STAPLES - 6.7%
Beverages - 1.8%
Dr. Pepper Snapple Group, Inc.	100,300	8,592
Molson Coors Brewing Co. Class B	291,700	23,590
The Coca-Cola Co.	1,343,075	61,755
		93,937
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	15,100	2,432
CVS Health Corp.	462,689	31,708
Kroger Co.	632,400	13,091
Wal-Mart Stores, Inc.	474,200	41,402
		88,633
Food Products - 0.4%
Amplify Snack Brands, Inc. (a)	373,700	2,388
Campbell Soup Co.	156,600	7,418
Kellogg Co.	87,100	5,446
The J.M. Smucker Co.	34,800	3,691
The Simply Good Foods Co.	186,100	2,144
		21,087
Household Products - 1.5%
Procter & Gamble Co.	858,268	74,103
Reckitt Benckiser Group PLC	35,400	3,167
		77,270
Personal Products - 0.4%
Coty, Inc. Class A	579,100	8,918
Unilever NV (NY Reg.)	178,100	10,323
		19,241
Tobacco - 0.9%
Altria Group, Inc.	562,500	36,124
British American Tobacco PLC sponsored ADR	168,700	10,864
		46,988

TOTAL CONSUMER STAPLES		347,156

ENERGY - 12.6%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	366,500	11,519
Ensco PLC Class A	362,450	1,954
National Oilwell Varco, Inc.	542,118	18,535
Oceaneering International, Inc.	406,200	8,213
		40,221
Oil, Gas & Consumable Fuels - 11.8%
Amyris, Inc. (a)(b)	217,508	681
Anadarko Petroleum Corp.	344,800	17,023
Apache Corp.	1,032,940	42,733
Cabot Oil & Gas Corp.	1,119,800	31,018
Cenovus Energy, Inc.	4,130,400	40,084
Cheniere Energy, Inc. (a)	98,400	4,599
Chevron Corp.	641,857	74,385
ConocoPhillips Co.	2,158,200	110,392
Golar LNG Ltd.	254,377	5,375
Imperial Oil Ltd.	771,400	25,012
Kinder Morgan, Inc.	2,135,900	38,681
Legacy Reserves LP (a)	188,662	309
Noble Energy, Inc.	61,000	1,700
PDC Energy, Inc. (a)	122,800	6,254
Phillips 66 Co.	44,600	4,062
Suncor Energy, Inc.	2,662,700	90,401
Teekay Offshore Partners LP	695,897	1,781
The Williams Companies, Inc.	2,737,641	78,023
Valero Energy Corp.	91,900	7,250
Williams Partners LP	1,043,400	38,648
		618,411

TOTAL ENERGY		658,632

FINANCIALS - 23.5%
Banks - 15.7%
Bank of America Corp.	6,896,050	188,883
Citigroup, Inc.	2,265,583	166,520
JPMorgan Chase & Co.	1,644,771	165,480
PNC Financial Services Group, Inc.	294,520	40,287
Regions Financial Corp.	1,789,800	27,706
Signature Bank (a)	84,500	10,986
Standard Chartered PLC (United Kingdom) (a)	459,305	4,578
SunTrust Banks, Inc.	1,165,192	70,156
U.S. Bancorp	946,785	51,486
Wells Fargo & Co.	1,613,450	90,579
		816,661
Capital Markets - 6.5%
CBOE Holdings, Inc.	37,200	4,206
Charles Schwab Corp.	818,386	36,696
Goldman Sachs Group, Inc.	59,100	14,331
KKR & Co. LP	1,246,298	24,988
Morgan Stanley	1,266,007	63,300
Northern Trust Corp.	604,506	56,533
State Street Corp.	1,104,642	101,627
TD Ameritrade Holding Corp.	84,600	4,229
The Blackstone Group LP	1,031,100	34,325
		340,235
Diversified Financial Services - 0.1%
KKR Renaissance Co-Invest LP unit (a)(c)	20,500	7,170
Insurance - 0.3%
MetLife, Inc.	247,700	13,272
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)	864,192	12,358
Radian Group, Inc.	1,776,630	37,238
		49,596

TOTAL FINANCIALS		1,226,934

HEALTH CARE - 14.6%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (a)	260,600	31,183
Alnylam Pharmaceuticals, Inc. (a)	59,100	7,201
Amgen, Inc.	436,503	76,484
Biogen, Inc. (a)	60,900	18,980
BioMarin Pharmaceutical, Inc. (a)	111,600	9,161
Celldex Therapeutics, Inc. (a)	9,658	24
Genocea Biosciences, Inc. (a)(b)	215,023	249
Gilead Sciences, Inc.	170,200	12,758
Insmed, Inc. (a)	138,744	3,747
Intercept Pharmaceuticals, Inc. (a)	156,310	9,633
Regeneron Pharmaceuticals, Inc. (a)	14,000	5,637
Spark Therapeutics, Inc. (a)	67,750	5,481
TESARO, Inc. (a)	7,721	894
Trevena, Inc. (a)	409,200	614
Vertex Pharmaceuticals, Inc. (a)	80,700	11,801
		193,847
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	2,739,127	77,079
Danaher Corp.	255,700	23,593
DexCom, Inc. (a)	41,200	1,853
Medtronic PLC	360,000	28,987
ResMed, Inc.	25,800	2,172
Zimmer Biomet Holdings, Inc.	120,600	14,667
		148,351
Health Care Providers & Services - 3.0%
Aetna, Inc.	34,300	5,832
Anthem, Inc.	111,800	23,390
Cardinal Health, Inc.	437,100	27,056
Cigna Corp.	148,500	29,287
Express Scripts Holding Co. (a)	85,967	5,269
Humana, Inc.	66,100	16,879
McKesson Corp.	222,804	30,720
UnitedHealth Group, Inc.	91,500	19,235
		157,668
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	773,092	2,976
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	212,000	14,422
Pharmaceuticals - 4.7%
Allergan PLC	82,113	14,553
AstraZeneca PLC sponsored ADR	177,500	6,124
Bayer AG	54,900	7,141
Bristol-Myers Squibb Co.	319,800	19,719
CymaBay Therapeutics, Inc. (a)	1,099,380	10,147
GlaxoSmithKline PLC sponsored ADR	1,993,121	72,609
Jazz Pharmaceuticals PLC (a)	188,793	26,720
Johnson & Johnson	384,710	53,632
Novartis AG sponsored ADR	9,242	763
Sanofi SA	51,493	4,876
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,317,001	18,175
TherapeuticsMD, Inc. (a)	2,562,600	12,095
		246,554

TOTAL HEALTH CARE		763,818

INDUSTRIALS - 10.7%
Aerospace & Defense - 2.0%
General Dynamics Corp.	28,500	5,785
The Boeing Co.	93,937	24,234
United Technologies Corp.	612,878	73,398
		103,417
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	256,300	20,127
FedEx Corp.	64,300	14,520
United Parcel Service, Inc. Class B	417,575	49,078
		83,725
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	86,100	6,100
Electrical Equipment - 1.1%
Acuity Brands, Inc.	59,900	10,015
AMETEK, Inc.	347,670	23,464
Hubbell, Inc. Class B	78,700	9,902
Melrose Industries PLC	3,936,219	11,496
		54,877
Industrial Conglomerates - 1.9%
General Electric Co.	4,782,398	96,413
Machinery - 0.7%
Flowserve Corp.	528,200	23,278
Snap-On, Inc.	8,662	1,367
Wabtec Corp.	175,700	13,441
		38,086
Professional Services - 0.2%
Acacia Research Corp. (a)	24,000	108
IHS Markit Ltd. (a)	271,140	11,553
		11,661
Road & Rail - 3.1%
CSX Corp.	909,999	45,891
Genesee & Wyoming, Inc. Class A (a)	197,200	14,155
J.B. Hunt Transport Services, Inc.	338,100	35,970
Norfolk Southern Corp.	176,442	23,188
Old Dominion Freight Lines, Inc.	55,800	6,759
Union Pacific Corp.	294,610	34,113
		160,076
Trading Companies & Distributors - 0.0%
Fastenal Co.	24,000	1,127
Univar, Inc. (a)	30,700	913
		2,040

TOTAL INDUSTRIALS		556,395

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.6%
Cisco Systems, Inc.	2,316,961	79,124
F5 Networks, Inc. (a)	37,700	4,572
		83,696
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (a)	173,500	9,065
Alphabet, Inc.:
Class A (a)	96,587	99,778
Class C (a)	81,778	83,139
Facebook, Inc. Class A (a)	93,400	16,818
		208,800
IT Services - 4.1%
Accenture PLC Class A	7,921	1,128
Cognizant Technology Solutions Corp. Class A	155,516	11,768
FleetCor Technologies, Inc. (a)	62,000	10,247
MasterCard, Inc. Class A	356,700	53,066
Paychex, Inc.	631,339	40,273
PayPal Holdings, Inc. (a)	149,500	10,848
Unisys Corp. (a)	724,095	6,336
Visa, Inc. Class A	708,680	77,941
		211,607
Semiconductors & Semiconductor Equipment - 1.5%
Qualcomm, Inc.	1,550,650	79,099
Software - 5.1%
Adobe Systems, Inc. (a)	127,190	22,279
Autodesk, Inc. (a)	54,269	6,781
Microsoft Corp.	2,329,996	193,815
Oracle Corp.	374,200	19,047
SAP SE sponsored ADR	143,208	16,354
Ultimate Software Group, Inc. (a)	34,200	6,929
		265,205
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	911,429	154,068

TOTAL INFORMATION TECHNOLOGY		1,002,475

MATERIALS - 3.4%
Chemicals - 2.8%
CF Industries Holdings, Inc.	482,800	18,337
DowDuPont, Inc.	136,751	9,888
Intrepid Potash, Inc. (a)(b)	2,445,095	9,829
LyondellBasell Industries NV Class A	269,095	27,859
Monsanto Co.	291,473	35,297
Potash Corp. of Saskatchewan, Inc.	1,322,500	25,741
W.R. Grace & Co.	240,200	18,373
		145,324
Containers & Packaging - 0.4%
WestRock Co.	356,769	21,881
Metals & Mining - 0.2%
BHP Billiton Ltd. sponsored ADR (b)	25,400	1,041
Freeport-McMoRan, Inc. (a)	693,300	9,692
		10,733

TOTAL MATERIALS		177,938

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	7,524	1,081
Crown Castle International Corp.	5,178	554
Public Storage	34,700	7,192
		8,827
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	1,052,000	50,359
UTILITIES - 1.2%
Electric Utilities - 0.9%
Exelon Corp.	1,108,000	44,553
PPL Corp.	38,100	1,431
		45,984
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	1,328,700	16,542

TOTAL UTILITIES		62,526

TOTAL COMMON STOCKS
(Cost $4,175,335)		5,143,269

Other - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Utica Shale Drilling Program (non-operating revenue interest)(c)(d)(e)
(Cost $6,968)	6,967,758	5,365

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.10% (f)	84,469,408	84,486
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	13,178,037	13,179
TOTAL MONEY MARKET FUNDS
(Cost $97,664)		97,665
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $4,279,967)		5,246,299
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(28,641)
NET ASSETS - 100%		$5,217,658

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,535,000 or 0.2% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
KKR Renaissance Co-Invest LP unit	7/25/13	$2,163
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$6,968

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$473
Fidelity Securities Lending Cash Central Fund	62
Total	$535

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$288,209	$288,209	$--	$--
Consumer Staples	347,156	343,989	3,167	--
Energy	658,632	658,632	--	--
Financials	1,226,934	1,219,764	7,170	--
Health Care	763,818	751,801	12,017	--
Industrials	556,395	556,395	--	--
Information Technology	1,002,475	1,002,475	--	--
Materials	177,938	177,938	--	--
Real Estate	8,827	8,827	--	--
Telecommunication Services	50,359	50,359	--	--
Utilities	62,526	62,526	--	--
Other	5,365	--	--	5,365
Money Market Funds	97,665	97,665	--	--
Total Investments in Securities:	$5,246,299	$5,218,580	$22,354	$5,365

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,011) — See accompanying schedule: Unaffiliated issuers (cost $4,182,303)	$5,148,634
Fidelity Central Funds (cost $97,664)	97,665
Total Investment in Securities (cost $4,279,967)		$5,246,299
Restricted cash		19
Receivable for investments sold		4,583
Receivable for fund shares sold		4,291
Dividends receivable		4,590
Distributions receivable from Fidelity Central Funds		86
Prepaid expenses		11
Other receivables		34
Total assets		5,259,913
Liabilities
Payable for investments purchased	$12,215
Payable for fund shares redeemed	14,007
Accrued management fee	1,931
Other affiliated payables	873
Other payables and accrued expenses	46
Collateral on securities loaned	13,183
Total liabilities		42,255
Net Assets		$5,217,658
Net Assets consist of:
Paid in capital		$4,134,498
Undistributed net investment income		32,613
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		84,223
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		966,324
Net Assets, for 160,341 shares outstanding		$5,217,658
Net Asset Value, offering price and redemption price per share ($5,217,658 ÷ 160,341 shares)		$32.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$54,778
Interest		6
Income from Fidelity Central Funds		535
Total income		55,319
Expenses
Management fee
Basic fee	$13,321
Performance adjustment	(2,383)
Transfer agent fees	4,608
Accounting and security lending fees	539
Custodian fees and expenses	34
Independent trustees' fees and expenses	9
Registration fees	45
Audit	28
Legal	7
Miscellaneous	17
Total expenses before reductions	16,225
Expense reductions	(65)	16,160
Net investment income (loss)		39,159
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	77,566
Redemptions in-kind with affiliated entities	22,863
Foreign currency transactions	25
Total net realized gain (loss)		100,454
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	189,204
Total change in net unrealized appreciation (depreciation)		189,204
Net gain (loss)		289,658
Net increase (decrease) in net assets resulting from operations		$328,817

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,159	$37,461
Net realized gain (loss)	100,454	80,789
Change in net unrealized appreciation (depreciation)	189,204	391,414
Net increase (decrease) in net assets resulting from operations	328,817	509,664
Distributions to shareholders from net investment income	(11,606)	(37,973)
Distributions to shareholders from net realized gain	(48,836)	(60,336)
Total distributions	(60,442)	(98,309)
Share transactions
Proceeds from sales of shares	844,891	2,315,375
Reinvestment of distributions	58,035	95,221
Cost of shares redeemed	(609,410)	(745,911)
Net increase (decrease) in net assets resulting from share transactions	293,516	1,664,685
Total increase (decrease) in net assets	561,891	2,076,040
Net Assets
Beginning of period	4,655,767	2,579,727
End of period	$5,217,658	$4,655,767
Other Information
Undistributed net investment income end of period	$32,613	$5,060
Shares
Sold	26,939	76,739
Issued in reinvestment of distributions	1,883	3,445
Redeemed	(19,419)	(26,166)
Net increase (decrease)	9,403	54,018

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$30.85	$26.62	$29.28	$27.76	$23.17	$19.55
Income from Investment Operations
Net investment income (loss)A	.25	.38	.37	.31	.28	.25
Net realized and unrealized gain (loss)	1.84	4.91	(1.74)	2.92	5.48	3.58
Total from investment operations	2.09	5.29	(1.37)	3.23	5.76	3.83
Distributions from net investment income	(.08)	(.41)	(.32)	(.27)	(.21)	(.20)
Distributions from net realized gain	(.32)	(.65)	(.97)	(1.44)	(.96)	(.01)
Total distributions	(.40)	(1.06)	(1.29)	(1.71)	(1.17)	(.21)
Net asset value, end of period	$32.54	$30.85	$26.62	$29.28	$27.76	$23.17
Total ReturnB,C	6.85%	20.37%	(4.82)%	11.97%	25.53%	19.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.66%F	.62%	.78%	.88%	.88%	.85%
Expenses net of fee waivers, if any	.66%F	.62%	.77%	.88%	.88%	.85%
Expenses net of all reductions	.66%F	.62%	.77%	.88%	.88%	.84%
Net investment income (loss)	1.60%F	1.33%	1.38%	1.10%	1.08%	1.21%
Supplemental Data
Net assets, end of period (in millions)	$5,218	$4,656	$2,580	$3,207	$2,796	$1,488
Portfolio turnover rateG	25%F,H	32%	31%	36%H	31%	53%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships,

deferred trustees expense and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,205,887
Gross unrealized depreciation	(255,639)
Net unrealized appreciation (depreciation)	$950,248
Tax cost	$4,296,051

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $5,384 in this Subsidiary, representing .00% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and this Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities including, other than short-term securities and in-kind transactions, aggregated $994,223 and $592,327, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 1,598 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $50,969. The net realized gain of $22,863 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $62. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $52 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $13.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Actual	.66%	$1,000.00	$1,068.50	$3.44
Hypothetical-C		$1,000.00	$1,021.88	$3.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Large Cap Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Large Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Event Driven Opportunities Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
The Madison Square Garden Co.	10.5	10.1
Zooplus AG	8.1	1.1
Alliance Data Systems Corp.	7.7	5.1
Twenty-First Century Fox, Inc. Class B	6.8	6.9
Encore Capital Group, Inc.	6.5	4.9
JBG SMITH Properties	5.7	0.0
WisdomTree Investments, Inc.	2.3	1.6
ECN Capital Corp.	2.1	2.3
Brighthouse Financial, Inc.	2.1	0.0
Donnelley Financial Solutions, Inc.	2.1	2.3
	53.9

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.1	25.9
Consumer Discretionary	27.1	22.6
Financials	21.2	16.6
Real Estate	5.7	2.8
Industrials	2.0	6.9

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks and Equity Futures	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 21.0%

As of April 30, 2017*
Stocks and Equity Futures	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 11.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.2%
	Shares	Value
CONSUMER DISCRETIONARY - 27.1%
Internet & Direct Marketing Retail - 8.1%
Boohoo.Com PLC (a)	16,700	$44,471
Zooplus AG (a)(b)	212,571	35,247,758
		35,292,229
Media - 17.9%
NZME Ltd. (b)	4,016,883	2,501,365
The Madison Square Garden Co. (a)	206,696	46,029,131
Twenty-First Century Fox, Inc. Class B	1,176,041	29,930,243
		78,460,739
Specialty Retail - 1.1%
Cars.com, Inc. (b)	208,653	4,970,114

TOTAL CONSUMER DISCRETIONARY		118,723,082

CONSUMER STAPLES - 1.4%
Food Products - 1.4%
SunOpta, Inc. (a)	662,088	6,190,523
ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Exterran Corp. (a)	1,405	45,339
Oil, Gas & Consumable Fuels - 1.2%
International Seaways, Inc.	264,200	5,320,988

TOTAL ENERGY		5,366,327

FINANCIALS - 21.2%
Capital Markets - 8.4%
Brighthouse Financial, Inc.	148,587	9,239,140
KKR & Co. LP	444,473	8,911,684
Waddell & Reed Financial, Inc. Class A (b)	452,288	8,453,263
WisdomTree Investments, Inc. (b)	905,400	10,040,886
		36,644,973
Consumer Finance - 6.5%
Encore Capital Group, Inc. (a)(b)	612,913	28,469,809
Diversified Financial Services - 4.2%
Donnelley Financial Solutions, Inc.	427,303	9,187,015
ECN Capital Corp.	2,869,600	9,408,889
		18,595,904
Insurance - 2.1%
Stewart Information Services Corp.	239,846	9,099,757

TOTAL FINANCIALS		92,810,443

HEALTH CARE - 1.5%
Health Care Providers & Services - 0.5%
Quorum Health Corp. (a)	370,878	2,121,422
Pharmaceuticals - 1.0%
Perrigo Co. PLC	56,765	4,597,397

TOTAL HEALTH CARE		6,718,819

INDUSTRIALS - 2.0%
Airlines - 1.0%
AirAsia Bhd	5,479,800	4,324,795
Spring Airlines Co. Ltd. Class A	8,700	47,795
Wizz Air Holdings PLC (a)	1,232	53,588
		4,426,178
Commercial Services & Supplies - 0.0%
The Brink's Co.	576	43,834
Machinery - 1.0%
Momentum Group AB Class B	339,025	4,171,170

TOTAL INDUSTRIALS		8,641,182

INFORMATION TECHNOLOGY - 29.1%
Communications Equipment - 1.2%
Lumentum Holdings, Inc. (a)(b)	83,400	5,266,710
Internet Software & Services - 3.5%
CommerceHub, Inc. Series A (a)(b)	225,175	5,028,158
comScore, Inc. (a)(b)	178,000	5,316,860
LogMeIn, Inc.	42,600	5,156,730
		15,501,748
IT Services - 13.5%
Alliance Data Systems Corp.	151,400	33,872,722
Automatic Data Processing, Inc.	42,700	4,964,302
Conduent, Inc.	334,132	5,172,363
CSRA, Inc.	154,400	4,939,256
DXC Technology Co.	55,703	5,097,939
Gocompare.com Group PLC	3,705,800	5,007,991
		59,054,573
Semiconductors & Semiconductor Equipment - 2.3%
Marvell Technology Group Ltd.	265,300	4,900,091
Versum Materials, Inc.	126,752	5,333,724
		10,233,815
Software - 4.6%
Black Knight, Inc. (a)	111,800	5,070,130
Micro Focus International PLC sponsored ADR (a)	139,341	4,867,181
Monotype Imaging Holdings, Inc.	211,900	4,884,295
TiVo Corp.	285,444	5,180,809
		20,002,415
Technology Hardware, Storage & Peripherals - 4.0%
Diebold Nixdorf, Inc. (b)	268,200	5,176,260
Hewlett Packard Enterprise Co.	369,800	5,147,616
Quantum Corp. (a)	324,059	1,717,513
Seagate Technology LLC	142,500	5,268,225
		17,309,614

TOTAL INFORMATION TECHNOLOGY		127,368,875

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.7%
JBG SMITH Properties	793,976	24,779,991
TOTAL COMMON STOCKS
(Cost $363,221,137)		390,599,242
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.99% to 1.06% 11/30/17 to 1/11/18 (c)
(Cost $1,587,845)	1,590,000	1,587,906
	Shares	Value

Money Market Funds - 31.2%
Fidelity Cash Central Fund, 1.10% (d)	50,855,901	$50,866,072
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	85,732,171	85,740,745
TOTAL MONEY MARKET FUNDS
(Cost $136,605,975)		136,606,817
TOTAL INVESTMENT IN SECURITIES - 120.8%
(Cost $501,414,957)		528,793,965
NET OTHER ASSETS (LIABILITIES) - (20.8)%		(91,100,673)
NET ASSETS - 100%		$437,693,292

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	78	Dec. 2017	$5,860,530	$313,336	$313,336
CME E-mini S&P 500 Index Contracts (United States)	286	Dec. 2017	36,789,610	1,436,723	1,436,723
TOTAL FUTURES CONTRACTS					$1,750,059

The notional amount of futures purchased as a percentage of Net Assets is 9.7%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $35,012,390.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,587,906.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$218,802
Fidelity Securities Lending Cash Central Fund	165,164
Total	$383,966

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$118,723,082	$118,723,082	$--	$--
Consumer Staples	6,190,523	6,190,523	--	--
Energy	5,366,327	5,366,327	--	--
Financials	92,810,443	92,810,443	--	--
Health Care	6,718,819	6,718,819	--	--
Industrials	8,641,182	8,641,182	--	--
Information Technology	127,368,875	127,368,875	--	--
Real Estate	24,779,991	24,779,991	--	--
U.S. Government and Government Agency Obligations	1,587,906	--	1,587,906	--
Money Market Funds	136,606,817	136,606,817	--	--
Total Investments in Securities:	$528,793,965	$527,206,059	$1,587,906	$--
Derivative Instruments:
Assets
Futures Contracts	$1,750,059	$1,750,059	$--	$--
Total Assets	$1,750,059	$1,750,059	$--	$--
Total Derivative Instruments:	$1,750,059	$1,750,059	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,750,059	$0
Total Equity Risk	1,750,059	0
Total Value of Derivatives	$1,750,059	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.0%
Germany	8.1%
Canada	3.5%
United Kingdom	2.3%
Ireland	2.2%
Marshall Islands	1.2%
Bermuda	1.1%
Malaysia	1.0%
Sweden	1.0%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $82,805,238) — See accompanying schedule: Unaffiliated issuers (cost $364,808,982)	$392,187,148
Fidelity Central Funds (cost $136,605,975)	136,606,817
Total Investment in Securities (cost $501,414,957)		$528,793,965
Receivable for fund shares sold		647,739
Dividends receivable		211,167
Distributions receivable from Fidelity Central Funds		121,943
Receivable for daily variation margin on futures contracts		100,360
Prepaid expenses		910
Other receivables		15,091
Total assets		529,891,175
Liabilities
Payable for investments purchased	$5,312,744
Payable for fund shares redeemed	720,011
Accrued management fee	323,352
Other affiliated payables	74,391
Other payables and accrued expenses	27,158
Collateral on securities loaned	85,740,227
Total liabilities		92,197,883
Net Assets		$437,693,292
Net Assets consist of:
Paid in capital		$376,483,931
Undistributed net investment income		53,820
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		32,026,490
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,129,051
Net Assets, for 30,059,014 shares outstanding		$437,693,292
Net Asset Value, offering price and redemption price per share ($437,693,292 ÷ 30,059,014 shares)		$14.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$1,872,546
Interest		6,507
Income from Fidelity Central Funds (including $165,164 from security lending)		383,966
Total income		2,263,019
Expenses
Management fee
Basic fee	$1,680,988
Performance adjustment	72,738
Transfer agent fees	347,804
Accounting and security lending fees	81,591
Custodian fees and expenses	11,633
Independent trustees' fees and expenses	741
Registration fees	28,661
Audit	19,871
Legal	322
Miscellaneous	1,303
Total expenses before reductions	2,245,652
Expense reductions	(34,595)	2,211,057
Net investment income (loss)		51,962
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,730,344
Fidelity Central Funds	1,876
Foreign currency transactions	(6,233)
Futures contracts	1,396,799
Total net realized gain (loss)		35,122,786
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,057,243)
Fidelity Central Funds	(594)
Assets and liabilities in foreign currencies	62
Futures contracts	1,415,005
Total change in net unrealized appreciation (depreciation)		(10,642,770)
Net gain (loss)		24,480,016
Net increase (decrease) in net assets resulting from operations		$24,531,978

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,962	$31,159
Net realized gain (loss)	35,122,786	11,666,468
Change in net unrealized appreciation (depreciation)	(10,642,770)	38,815,488
Net increase (decrease) in net assets resulting from operations	24,531,978	50,513,115
Distributions to shareholders from net investment income	–	(1,337,191)
Distributions to shareholders from net realized gain	(6,453,466)	(2,090,856)
Total distributions	(6,453,466)	(3,428,047)
Share transactions
Proceeds from sales of shares	141,250,843	220,202,286
Reinvestment of distributions	6,025,733	3,221,280
Cost of shares redeemed	(83,053,682)	(83,728,778)
Net increase (decrease) in net assets resulting from share transactions	64,222,894	139,694,788
Total increase (decrease) in net assets	82,301,406	186,779,856
Net Assets
Beginning of period	355,391,886	168,612,030
End of period	$437,693,292	$355,391,886
Other Information
Undistributed net investment income end of period	$53,820	$1,858
Shares
Sold	9,976,749	16,548,805
Issued in reinvestment of distributions	435,385	268,977
Redeemed	(5,873,423)	(6,566,207)
Net increase (decrease)	4,538,711	10,251,575

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Event Driven Opportunities Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.93	$11.04	$11.36	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	–C	.14D	.06	.03E
Net realized and unrealized gain (loss)	.88	3.12	(.35)F	.95G	.55H
Total from investment operations	.88	3.12	(.21)	1.01	.58
Distributions from net investment income	–	(.09)I	(.06)	(.06)	(.01)
Distributions from net realized gain	(.25)	(.14)I	(.05)	(.16)	–
Total distributions	(.25)	(.23)	(.11)	(.22)	(.01)
Net asset value, end of period	$14.56	$13.93	$11.04	$11.36	$10.57
Total ReturnJ,K	6.37%	28.57%	(1.89)%F	9.64%G	5.77%H
Ratios to Average Net AssetsL,M
Expenses before reductions	1.13%N	1.11%	1.06%	1.13%	1.52%N
Expenses net of fee waivers, if any	1.13%N	1.11%	1.06%	1.13%	1.30%N
Expenses net of all reductions	1.11%N	1.10%	1.04%	1.12%	1.30%N
Net investment income (loss)	.03%N	.01%	1.31%D	.58%	.82%E,N
Supplemental Data
Net assets, end of period (000 omitted)	$437,693	$355,392	$168,612	$193,389	$60,572
Portfolio turnover rateO	113%N	117%	111%	119%	56%P

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .28%.

 F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.92)%.

 G Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 9.57%.

 H Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.67%.

 I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 J Total returns for periods of less than one year are not annualized.

 K Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 L Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 M Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 N Annualized

 O Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 P Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Event Driven Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$43,476,056
Gross unrealized depreciation	(16,396,627)
Net unrealized appreciation (depreciation)	$27,079,429
Tax cost	$503,464,595

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $250,376,003 and $201,062,787, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .88% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,789 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $575 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $3,637 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $33,509 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $160, respectively.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $926.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Actual	1.13%	$1,000.00	$1,063.70	$5.88
Hypothetical-C		$1,000.00	$1,019.51	$5.75

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Event Driven Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one- and three-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Event Driven Opportunities Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Event Driven Opportunities Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking. When compared to a subset of the 20 funds with event driven strategies identified by Lipper, the fund ranks second lowest. The Board concluded that the fund's management fee rate is appropriate compared to competitor funds that pursue event-driven strategies.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the fund's total expense ratio was above the competitive median because of the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above, and relatively higher other expenses due to low asset levels.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although above the median of the universe presented for comparison, the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Mid-Cap Stock Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Eurofins Scientific SA	2.6	2.1
ARAMARK Holdings Corp.	2.1	1.5
The Williams Companies, Inc.	1.9	2.1
NVR, Inc.	1.8	1.4
Boston Scientific Corp.	1.6	1.6
First American Financial Corp.	1.6	1.3
First Data Corp. Class A	1.5	1.4
Williams Partners LP	1.3	1.5
Arch Capital Group Ltd.	1.3	1.3
Atmos Energy Corp.	1.3	1.2
	17.0

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	15.5
Information Technology	15.2	18.2
Consumer Discretionary	13.9	11.0
Industrials	12.0	12.8
Health Care	10.4	11.5

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks	92.7%
Bonds	0.1%
Convertible Securities	0.2%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

 * Foreign investments - 15.3%

As of April 30, 2017*
Stocks	92.8%
Bonds	0.1%
Convertible Securities	0.1%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

 * Foreign investments - 13.0%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.5%
Magna International, Inc. Class A (sub. vtg.)	695,600	$37,948
Automobiles - 1.0%
Fiat Chrysler Automobiles NV (a)	4,781,800	82,964
Distributors - 0.7%
Pool Corp.	490,901	59,291
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	3,886,340	169,794
Noodles & Co. (a)(b)	1,212,376	5,274
U.S. Foods Holding Corp. (a)	2,098,200	57,239
Whitbread PLC	406,510	19,939
		252,246
Household Durables - 4.0%
D.R. Horton, Inc.	1,206,433	53,336
Lennar Corp. Class A	583,900	32,506
NVR, Inc. (a)	43,558	142,930
Toll Brothers, Inc.	2,111,287	97,204
		325,976
Media - 0.2%
WME Entertainment Parent, LLC Class A (a)(c)(d)(e)	8,324,258	20,811
Multiline Retail - 0.7%
Dollar General Corp.	513,300	41,495
Macy's, Inc.	709,600	13,312
		54,807
Specialty Retail - 2.1%
AutoZone, Inc. (a)	68,000	40,086
Citi Trends, Inc.	590,048	12,839
Ross Stores, Inc.	478,500	30,380
Tiffany & Co., Inc.	755,300	70,711
Ulta Beauty, Inc.	84,600	17,071
		171,087
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA	2,067,300	69,401
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	681,600	8,534
		77,935

TOTAL CONSUMER DISCRETIONARY		1,083,065

CONSUMER STAPLES - 2.3%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	606,100	49,015
Food & Staples Retailing - 0.6%
Kroger Co.	2,434,800	50,400
Food Products - 0.5%
Amira Nature Foods Ltd. (a)(b)	1,783,275	10,682
Amplify Snack Brands, Inc. (a)(b)	3,107,572	19,857
Greencore Group PLC	3,913,584	10,021
		40,560
Household Products - 0.3%
Church & Dwight Co., Inc.	616,646	27,854
Personal Products - 0.3%
Coty, Inc. Class A	1,454,800	22,404

TOTAL CONSUMER STAPLES		190,233

ENERGY - 7.8%
Energy Equipment & Services - 1.2%
Borr Drilling Ltd.	10,814,000	46,338
Oceaneering International, Inc.	1,734,900	35,080
TechnipFMC PLC	674,200	18,466
		99,884
Oil, Gas & Consumable Fuels - 6.6%
Cabot Oil & Gas Corp.	2,062,800	57,140
Cimarex Energy Co.	414,500	48,467
Cobalt International Energy, Inc. (a)(b)	205,687	200
Denbury Resources, Inc. (a)(b)	4,034,200	4,962
Diamondback Energy, Inc. (a)	522,000	55,938
GasLog Ltd. (b)	931,877	16,075
Golar LNG Ltd. (b)	1,709,400	36,120
SM Energy Co.	1,451,300	30,956
Southwestern Energy Co. (a)	1,239,400	6,879
The Williams Companies, Inc.	5,378,000	153,273
Whiting Petroleum Corp. (a)	1,751,200	10,525
Williams Partners LP	2,944,100	109,049
		529,584

TOTAL ENERGY		629,468

FINANCIALS - 18.8%
Banks - 7.8%
Cullen/Frost Bankers, Inc.	494,300	48,689
First Republic Bank	1,000,300	97,429
FNB Corp., Pennsylvania	3,698,600	49,894
Huntington Bancshares, Inc.	5,164,000	71,263
M&T Bank Corp.	454,400	75,780
Metro Bank PLC (a)(b)	625,100	29,531
Prosperity Bancshares, Inc.	936,900	61,629
Regions Financial Corp.	5,797,524	89,746
SunTrust Banks, Inc.	1,070,300	64,443
UMB Financial Corp.	631,300	46,419
		634,823
Capital Markets - 1.2%
KKR & Co. LP	4,039,184	80,986
The NASDAQ OMX Group, Inc.	265,000	19,252
		100,238
Diversified Financial Services - 0.1%
New Academy Holding Co. LLC unit (a)(d)(e)(f)	294,000	6,950
Insurance - 7.4%
Arch Capital Group Ltd. (a)	1,080,700	107,681
First American Financial Corp.	2,404,000	130,826
FNF Group	1,623,700	60,759
Hartford Financial Services Group, Inc.	723,500	39,829
Progressive Corp.	1,225,600	59,625
Reinsurance Group of America, Inc.	592,400	88,493
Torchmark Corp.	500,300	42,090
Willis Group Holdings PLC	407,100	65,576
		594,879
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc.	425,600	8,606
Thrifts & Mortgage Finance - 2.2%
MGIC Investment Corp. (a)	5,946,709	85,038
Radian Group, Inc.	4,422,744	92,701
		177,739

TOTAL FINANCIALS		1,523,235

HEALTH CARE - 10.3%
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	4,733,400	133,198
DexCom, Inc. (a)(b)	538,700	24,225
Fisher & Paykel Healthcare Corp.	2,547,666	23,100
Integra LifeSciences Holdings Corp. (a)	487,600	22,810
Sartorius Stedim Biotech	415,774	28,337
		231,670
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)(b)	771,800	24,204
Amplifon SpA	2,524,582	38,348
Henry Schein, Inc. (a)	455,400	35,794
National Vision Holdings, Inc.	784,367	22,590
Premier, Inc. (a)	580,400	18,962
Teladoc, Inc. (a)(b)	465,100	15,372
Universal Health Services, Inc. Class B	498,900	51,237
		206,507
Health Care Technology - 0.9%
Cerner Corp. (a)	446,400	30,141
HealthStream, Inc. (a)	529,000	12,939
Medidata Solutions, Inc. (a)	396,300	29,814
		72,894
Life Sciences Tools & Services - 3.3%
Agilent Technologies, Inc.	899,800	61,213
Eurofins Scientific SA	332,300	207,859
		269,072
Pharmaceuticals - 0.6%
Catalent, Inc. (a)	1,212,850	51,655

TOTAL HEALTH CARE		831,798

INDUSTRIALS - 11.9%
Aerospace & Defense - 3.1%
Elbit Systems Ltd. (b)	192,200	28,565
HEICO Corp.	41,892	3,799
HEICO Corp. Class A	299,500	22,792
KEYW Holding Corp. (a)(b)(g)	4,531,336	34,212
Rockwell Collins, Inc.	443,200	60,098
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	139,629	18,850
Class C (d)(e)	2,034	275
Teledyne Technologies, Inc. (a)	357,600	60,778
TransDigm Group, Inc.	70,200	19,481
		248,850
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	495,600	38,919
Expeditors International of Washington, Inc.	352,857	20,600
		59,519
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	714,700	33,827
Stericycle, Inc. (a)	324,600	22,998
U.S. Ecology, Inc.	457,981	21,777
		78,602
Electrical Equipment - 2.3%
AMETEK, Inc.	1,189,992	80,313
Generac Holdings, Inc. (a)	817,700	42,594
Melrose Industries PLC	11,264,617	32,899
Regal Beloit Corp.	379,300	30,780
		186,586
Machinery - 2.7%
Donaldson Co., Inc.	1,200,800	56,690
Flowserve Corp.	1,153,400	50,830
Pentair PLC	910,800	64,175
Rational AG	76,000	49,842
		221,537
Marine - 0.2%
Goodbulk Ltd. (g)	906,187	10,540
Hapag-Lloyd AG (a)(b)	126,927	5,562
		16,102
Road & Rail - 0.6%
Genesee & Wyoming, Inc. Class A (a)	704,800	50,591
Trading Companies & Distributors - 1.3%
Bunzl PLC	160,417	4,996
Rush Enterprises, Inc. Class A (a)	596,100	30,270
United Rentals, Inc. (a)	490,173	69,350
		104,616

TOTAL INDUSTRIALS		966,403

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.3%
Juniper Networks, Inc.	817,800	20,306
Electronic Equipment & Components - 2.9%
Amphenol Corp. Class A	1,122,200	97,631
CDW Corp.	450,100	31,507
Fabrinet (a)	1,117,231	41,539
Keysight Technologies, Inc. (a)	1,528,900	68,296
		238,973
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	821,700	42,934
GoDaddy, Inc. (a)	938,900	43,847
LogMeIn, Inc.	424,781	51,420
		138,201
IT Services - 6.0%
Fidelity National Information Services, Inc.	663,186	61,517
First Data Corp. Class A (a)	6,852,773	122,048
Fiserv, Inc. (a)	534,800	69,219
FleetCor Technologies, Inc. (a)	258,600	42,739
Leidos Holdings, Inc.	1,518,400	94,930
Science Applications International Corp.	519,500	38,100
WNS Holdings Ltd. sponsored ADR (a)	1,611,800	61,119
		489,672
Semiconductors & Semiconductor Equipment - 1.1%
KLA-Tencor Corp.	214,800	23,390
Maxim Integrated Products, Inc.	1,283,200	67,419
		90,809
Software - 3.2%
ANSYS, Inc. (a)	490,900	67,111
Aspen Technology, Inc. (a)	939,700	60,629
Black Knight, Inc. (a)	514,169	23,318
Citrix Systems, Inc. (a)	746,500	61,668
Red Hat, Inc. (a)	371,300	44,864
		257,590

TOTAL INFORMATION TECHNOLOGY		1,235,551

MATERIALS - 2.4%
Chemicals - 0.3%
Potash Corp. of Saskatchewan, Inc.	1,233,500	24,008
Construction Materials - 0.1%
Forterra, Inc. (b)	994,600	4,933
Containers & Packaging - 0.9%
WestRock Co.	1,156,900	70,953
Metals & Mining - 1.1%
Franco-Nevada Corp.	342,600	27,225
Freeport-McMoRan, Inc. (a)	1,595,900	22,311
Newcrest Mining Ltd.	1,286,984	22,074
Novagold Resources, Inc. (a)(b)	5,118,176	20,868
		92,478

TOTAL MATERIALS		192,372

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Apartment Investment & Management Co. Class A	912,500	40,132
Cousins Properties, Inc.	5,242,791	47,290
Essex Property Trust, Inc.	262,600	68,914
Healthcare Realty Trust, Inc.	1,239,500	39,961
Healthcare Trust of America, Inc.	1,651,900	49,640
National Retail Properties, Inc.	357,700	14,372
Spirit Realty Capital, Inc.	1,320,700	10,975
VEREIT, Inc.	3,822,100	30,156
		301,440
Real Estate Management & Development - 0.5%
Realogy Holdings Corp.	1,136,000	36,727

TOTAL REAL ESTATE		338,167

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Iridium Communications, Inc. (a)(b)	1,809,500	21,714
UTILITIES - 5.6%
Electric Utilities - 4.0%
Alliant Energy Corp.	2,027,400	87,705
IDACORP, Inc.	948,433	87,284
OGE Energy Corp.	2,171,600	80,002
Xcel Energy, Inc.	1,346,882	66,698
		321,689
Gas Utilities - 1.6%
Atmos Energy Corp.	1,214,597	105,961
Spire, Inc.	333,000	26,290
		132,251

TOTAL UTILITIES		453,940

TOTAL COMMON STOCKS
(Cost $5,277,823)		7,465,946

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (d)(e)	439,714	10,619
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (d)(e)	18,837	2,543

TOTAL CONVERTIBLE PREFERRED STOCKS		13,162

Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Porsche Automobil Holding SE (Germany)	550,800	39,978
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Sartorius AG (non-vtg.)	95,836	8,932

TOTAL NONCONVERTIBLE PREFERRED STOCKS		48,910

TOTAL PREFERRED STOCKS
(Cost $50,992)		62,072
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling SA 5.375% 6/1/20(h)
(Cost $18,009)	26,110	9,187
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $20,398)	20,397,834	15,706

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 1.10% (i)	565,209,831	565,323
Fidelity Securities Lending Cash Central Fund 1.11% (i)(j)	112,461,485	112,473
TOTAL MONEY MARKET FUNDS
(Cost $677,746)		677,796
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $6,044,968)		8,230,707
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(123,852)
NET ASSETS - 100%		$8,106,855

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,754,000 or 0.9% of net assets.

 (e) Level 3 security

 (f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (g) Affiliated company

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,187,000 or 0.1% of net assets.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$30,988
Peloton Interactive, Inc. Series E	3/31/17	$9,525
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$14,283
Space Exploration Technologies Corp. Class C	9/11/17	$275
Space Exploration Technologies Corp. Series H	8/4/17	$2,543
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$20,398
WME Entertainment Parent, LLC Class A	8/16/16	$16,835

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,332
Fidelity Securities Lending Cash Central Fund	1,369
Total	$3,701

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Citi Trends, Inc.	$16,679	$--	$6,301	$125	$(1,619)	$4,080	$--
Goodbulk Ltd.	9,884	--	--	--	--	656	10,540
KEYW Holding Corp.	43,005	--	2	--	(2)	(8,789)	34,212
Noodles & Co.	13,774	--	5,009	--	(17,034)	13,543	--
Total	$83,342	$--	$11,312	$125	$(18,655)	$9,490	$44,752

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,133,662	$1,102,232	$--	$31,430
Consumer Staples	190,233	190,233	--	--
Energy	629,468	629,468	--	--
Financials	1,523,235	1,516,285	--	6,950
Health Care	840,730	840,730	--	--
Industrials	968,946	947,278	--	21,668
Information Technology	1,235,551	1,235,551	--	--
Materials	192,372	192,372	--	--
Real Estate	338,167	338,167	--	--
Telecommunication Services	21,714	21,714	--	--
Utilities	453,940	453,940	--	--
Corporate Bonds	9,187	--	9,187	--
Other	15,706	--	--	15,706
Money Market Funds	677,796	677,796	--	--
Total Investments in Securities:	$8,230,707	$8,145,766	$9,187	$75,754

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.7%
Luxembourg	2.7%
Bermuda	2.7%
Italy	1.4%
Canada	1.3%
United Kingdom	1.3%
Germany	1.3%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $107,136) — See accompanying schedule: Unaffiliated issuers (cost $5,299,042)	$7,508,159
Fidelity Central Funds (cost $677,746)	677,796
Other affiliated issuers (cost $68,180)	44,752
Total Investment in Securities (cost $6,044,968)		$8,230,707
Restricted cash		97
Receivable for investments sold		17,195
Receivable for fund shares sold		2,204
Dividends receivable		1,954
Interest receivable		585
Distributions receivable from Fidelity Central Funds		850
Prepaid expenses		18
Other receivables		541
Total assets		8,254,151
Liabilities
Payable for investments purchased	$23,040
Payable for fund shares redeemed	7,305
Accrued management fee	3,034
Other affiliated payables	919
Other payables and accrued expenses	550
Collateral on securities loaned	112,448
Total liabilities		147,296
Net Assets		$8,106,855
Net Assets consist of:
Paid in capital		$5,546,862
Undistributed net investment income		12,151
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		362,091
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,185,751
Net Assets		$8,106,855
Mid-Cap Stock:
Net Asset Value, offering price and redemption price per share ($5,732,833 ÷ 147,108 shares)		$38.97
Class K:
Net Asset Value, offering price and redemption price per share ($2,374,022 ÷ 60,877 shares)		$39.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends (including $125 earned from other affiliated issuers)		$45,736
Interest		1,836
Income from Fidelity Central Funds		3,701
Total income		51,273
Expenses
Management fee
Basic fee	$21,507
Performance adjustment	(5,033)
Transfer agent fees	4,915
Accounting and security lending fees	614
Custodian fees and expenses	67
Independent trustees' fees and expenses	15
Registration fees	38
Audit	38
Legal	8
Miscellaneous	35
Total expenses before reductions	22,204
Expense reductions	(155)	22,049
Net investment income (loss)		29,224
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	378,758
Fidelity Central Funds	39
Other affiliated issuers	(18,655)
Foreign currency transactions	29
Total net realized gain (loss)		360,171
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	286,855
Fidelity Central Funds	(37)
Other affiliated issuers	9,490
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		296,305
Net gain (loss)		656,476
Net increase (decrease) in net assets resulting from operations		$685,700

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,224	$50,307
Net realized gain (loss)	360,171	386,635
Change in net unrealized appreciation (depreciation)	296,305	721,309
Net increase (decrease) in net assets resulting from operations	685,700	1,158,251
Distributions to shareholders from net investment income	(7,190)	(58,332)
Distributions to shareholders from net realized gain	(181,747)	(541,715)
Total distributions	(188,937)	(600,047)
Share transactions - net increase (decrease)	(224,734)	152,647
Redemption fees	–	28
Total increase (decrease) in net assets	272,029	710,879
Net Assets
Beginning of period	7,834,826	7,123,947
End of period	$8,106,855	$7,834,826
Other Information
Undistributed net investment income end of period	$12,151	$–
Distributions in excess of net investment income end of period	$–	$(9,883)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid-Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.62	$34.07	$40.11	$40.26	$33.69	$30.15
Income from Investment Operations
Net investment income (loss)A	.13	.22	.21	.18	.10	.29
Net realized and unrealized gain (loss)	3.11	5.19	(1.54)	3.52	7.69	4.45
Total from investment operations	3.24	5.41	(1.33)	3.70	7.79	4.74
Distributions from net investment income	(.03)	(.27)	(.22)	(.09)	(.08)	(.33)
Distributions from net realized gain	(.86)	(2.59)	(4.49)	(3.76)	(1.14)	(.87)
Total distributions	(.89)	(2.86)	(4.71)	(3.85)	(1.22)	(1.20)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$38.97	$36.62	$34.07	$40.11	$40.26	$33.69
Total ReturnC,D	9.01%	16.80%	(3.44)%	9.83%	23.50%	16.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.59%G	.58%	.72%	.73%	.78%	.65%
Expenses net of fee waivers, if any	.59%G	.58%	.72%	.72%	.78%	.65%
Expenses net of all reductions	.59%G	.58%	.72%	.72%	.78%	.63%
Net investment income (loss)	.71%G	.64%	.59%	.46%	.25%	.95%
Supplemental Data
Net assets, end of period (in millions)	$5,733	$5,622	$5,136	$5,874	$5,966	$4,750
Portfolio turnover rateH	24%G	27%I	23%I	29%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid-Cap Stock Fund Class K

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.64	$34.08	$40.12	$40.27	$33.68	$30.15
Income from Investment Operations
Net investment income (loss)A	.15	.26	.25	.22	.15	.33
Net realized and unrealized gain (loss)	3.11	5.20	(1.54)	3.51	7.69	4.45
Total from investment operations	3.26	5.46	(1.29)	3.73	7.84	4.78
Distributions from net investment income	(.04)	(.31)	(.26)	(.13)	(.12)	(.38)
Distributions from net realized gain	(.86)	(2.59)	(4.49)	(3.76)	(1.14)	(.87)
Total distributions	(.90)	(2.90)	(4.75)	(3.88)B	(1.25)C	(1.25)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$39.00	$36.64	$34.08	$40.12	$40.27	$33.68
Total ReturnE,F	9.07%	16.96%	(3.33)%	9.92%	23.67%	16.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	.48%I	.46%	.60%	.61%	.65%	.50%
Expenses net of fee waivers, if any	.48%I	.46%	.60%	.61%	.65%	.50%
Expenses net of all reductions	.48%I	.46%	.60%	.61%	.65%	.48%
Net investment income (loss)	.82%I	.76%	.71%	.57%	.39%	1.11%
Supplemental Data
Net assets, end of period (in millions)	$2,374	$2,213	$1,988	$2,588	$2,927	$2,447
Portfolio turnover rateJ	24%I	27%K	23%K	29%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.88 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $3.757 per share.

 C Total distributions of $1.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $1.136 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), market discount, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,627,804
Gross unrealized depreciation	(439,259)
Net unrealized appreciation (depreciation)	$2,188,545
Tax cost	$6,042,162

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $36,614 in these Subsidiaries, representing .45% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $885,786 and $1,274,322, respectively.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 2,668 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash, including accrued interest, with a value of $91,425. The Fund had a net realized gain of $26,420 on investments delivered through the in-kind redemptions. The amount the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Mid-Cap Stock	$4,376.16
Class K	539.05
	$4,915

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $31 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,062. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,369, including $153 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $121 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $34.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017
From net investment income
Mid-Cap Stock	$4,543	$40,418
Class K	2,647	17,914
Total	$7,190	$58,332
From net realized gain
Mid-Cap Stock	$130,075	$391,773
Class K	51,672	149,942
Total	$181,747	$541,715

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2017	Year ended April 30, 2017	Six months ended October 31, 2017	Year ended April 30, 2017
Mid-Cap Stock
Shares sold	4,211	16,037	$156,979	$556,563
Reinvestment of distributions	3,509	12,275	128,064	412,221
Shares redeemed	(14,127)	(25,541)	(524,734)	(885,025)
Net increase (decrease)	(6,407)	2,771	$(239,691)	$83,759
Class K
Shares sold	6,260	13,774	$232,407	$477,891
Reinvestment of distributions	1,488	4,995	54,319	167,856
Shares redeemed	(7,281)	(16,690)(a)	(271,770)	(576,859)(a)
Net increase (decrease)	467	2,079	$14,956	$68,888

 (a) Amount includes in-kind redemptions (see the prior Redemptions In-Kind note for additional details)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Mid-Cap Stock	.59%
Actual		$1,000.00	$1,090.10	$3.11
Hypothetical-C		$1,000.00	$1,022.23	$3.01
Class K	.48%
Actual		$1,000.00	$1,090.70	$2.53
Hypothetical-C		$1,000.00	$1,022.79	$2.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Mid-Cap Stock Fund

The Board has discussed the fund's performance with FMR, including the fund's underperformance based on more recent periods ended after 2016 (which periods are not shown in the chart above) but prior to the date of the Board's approval of the renewal of the Advisory Contracts, as well as the fund's investment strategy, the portfolio management team, and broader trends in the market that may have impacted the fund's performance, and has engaged with FMR to consider what steps might be taken to remediate the fund's more recent underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Mid-Cap Stock Fund Class K Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Eurofins Scientific SA	2.6	2.1
ARAMARK Holdings Corp.	2.1	1.5
The Williams Companies, Inc.	1.9	2.1
NVR, Inc.	1.8	1.4
Boston Scientific Corp.	1.6	1.6
First American Financial Corp.	1.6	1.3
First Data Corp. Class A	1.5	1.4
Williams Partners LP	1.3	1.5
Arch Capital Group Ltd.	1.3	1.3
Atmos Energy Corp.	1.3	1.2
	17.0

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	15.5
Information Technology	15.2	18.2
Consumer Discretionary	13.9	11.0
Industrials	12.0	12.8
Health Care	10.4	11.5

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks	92.7%
Bonds	0.1%
Convertible Securities	0.2%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

 * Foreign investments - 15.3%

As of April 30, 2017*
Stocks	92.8%
Bonds	0.1%
Convertible Securities	0.1%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

 * Foreign investments - 13.0%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.5%
Magna International, Inc. Class A (sub. vtg.)	695,600	$37,948
Automobiles - 1.0%
Fiat Chrysler Automobiles NV (a)	4,781,800	82,964
Distributors - 0.7%
Pool Corp.	490,901	59,291
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	3,886,340	169,794
Noodles & Co. (a)(b)	1,212,376	5,274
U.S. Foods Holding Corp. (a)	2,098,200	57,239
Whitbread PLC	406,510	19,939
		252,246
Household Durables - 4.0%
D.R. Horton, Inc.	1,206,433	53,336
Lennar Corp. Class A	583,900	32,506
NVR, Inc. (a)	43,558	142,930
Toll Brothers, Inc.	2,111,287	97,204
		325,976
Media - 0.2%
WME Entertainment Parent, LLC Class A (a)(c)(d)(e)	8,324,258	20,811
Multiline Retail - 0.7%
Dollar General Corp.	513,300	41,495
Macy's, Inc.	709,600	13,312
		54,807
Specialty Retail - 2.1%
AutoZone, Inc. (a)	68,000	40,086
Citi Trends, Inc.	590,048	12,839
Ross Stores, Inc.	478,500	30,380
Tiffany & Co., Inc.	755,300	70,711
Ulta Beauty, Inc.	84,600	17,071
		171,087
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA	2,067,300	69,401
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	681,600	8,534
		77,935

TOTAL CONSUMER DISCRETIONARY		1,083,065

CONSUMER STAPLES - 2.3%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	606,100	49,015
Food & Staples Retailing - 0.6%
Kroger Co.	2,434,800	50,400
Food Products - 0.5%
Amira Nature Foods Ltd. (a)(b)	1,783,275	10,682
Amplify Snack Brands, Inc. (a)(b)	3,107,572	19,857
Greencore Group PLC	3,913,584	10,021
		40,560
Household Products - 0.3%
Church & Dwight Co., Inc.	616,646	27,854
Personal Products - 0.3%
Coty, Inc. Class A	1,454,800	22,404

TOTAL CONSUMER STAPLES		190,233

ENERGY - 7.8%
Energy Equipment & Services - 1.2%
Borr Drilling Ltd.	10,814,000	46,338
Oceaneering International, Inc.	1,734,900	35,080
TechnipFMC PLC	674,200	18,466
		99,884
Oil, Gas & Consumable Fuels - 6.6%
Cabot Oil & Gas Corp.	2,062,800	57,140
Cimarex Energy Co.	414,500	48,467
Cobalt International Energy, Inc. (a)(b)	205,687	200
Denbury Resources, Inc. (a)(b)	4,034,200	4,962
Diamondback Energy, Inc. (a)	522,000	55,938
GasLog Ltd. (b)	931,877	16,075
Golar LNG Ltd. (b)	1,709,400	36,120
SM Energy Co.	1,451,300	30,956
Southwestern Energy Co. (a)	1,239,400	6,879
The Williams Companies, Inc.	5,378,000	153,273
Whiting Petroleum Corp. (a)	1,751,200	10,525
Williams Partners LP	2,944,100	109,049
		529,584

TOTAL ENERGY		629,468

FINANCIALS - 18.8%
Banks - 7.8%
Cullen/Frost Bankers, Inc.	494,300	48,689
First Republic Bank	1,000,300	97,429
FNB Corp., Pennsylvania	3,698,600	49,894
Huntington Bancshares, Inc.	5,164,000	71,263
M&T Bank Corp.	454,400	75,780
Metro Bank PLC (a)(b)	625,100	29,531
Prosperity Bancshares, Inc.	936,900	61,629
Regions Financial Corp.	5,797,524	89,746
SunTrust Banks, Inc.	1,070,300	64,443
UMB Financial Corp.	631,300	46,419
		634,823
Capital Markets - 1.2%
KKR & Co. LP	4,039,184	80,986
The NASDAQ OMX Group, Inc.	265,000	19,252
		100,238
Diversified Financial Services - 0.1%
New Academy Holding Co. LLC unit (a)(d)(e)(f)	294,000	6,950
Insurance - 7.4%
Arch Capital Group Ltd. (a)	1,080,700	107,681
First American Financial Corp.	2,404,000	130,826
FNF Group	1,623,700	60,759
Hartford Financial Services Group, Inc.	723,500	39,829
Progressive Corp.	1,225,600	59,625
Reinsurance Group of America, Inc.	592,400	88,493
Torchmark Corp.	500,300	42,090
Willis Group Holdings PLC	407,100	65,576
		594,879
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc.	425,600	8,606
Thrifts & Mortgage Finance - 2.2%
MGIC Investment Corp. (a)	5,946,709	85,038
Radian Group, Inc.	4,422,744	92,701
		177,739

TOTAL FINANCIALS		1,523,235

HEALTH CARE - 10.3%
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	4,733,400	133,198
DexCom, Inc. (a)(b)	538,700	24,225
Fisher & Paykel Healthcare Corp.	2,547,666	23,100
Integra LifeSciences Holdings Corp. (a)	487,600	22,810
Sartorius Stedim Biotech	415,774	28,337
		231,670
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)(b)	771,800	24,204
Amplifon SpA	2,524,582	38,348
Henry Schein, Inc. (a)	455,400	35,794
National Vision Holdings, Inc.	784,367	22,590
Premier, Inc. (a)	580,400	18,962
Teladoc, Inc. (a)(b)	465,100	15,372
Universal Health Services, Inc. Class B	498,900	51,237
		206,507
Health Care Technology - 0.9%
Cerner Corp. (a)	446,400	30,141
HealthStream, Inc. (a)	529,000	12,939
Medidata Solutions, Inc. (a)	396,300	29,814
		72,894
Life Sciences Tools & Services - 3.3%
Agilent Technologies, Inc.	899,800	61,213
Eurofins Scientific SA	332,300	207,859
		269,072
Pharmaceuticals - 0.6%
Catalent, Inc. (a)	1,212,850	51,655

TOTAL HEALTH CARE		831,798

INDUSTRIALS - 11.9%
Aerospace & Defense - 3.1%
Elbit Systems Ltd. (b)	192,200	28,565
HEICO Corp.	41,892	3,799
HEICO Corp. Class A	299,500	22,792
KEYW Holding Corp. (a)(b)(g)	4,531,336	34,212
Rockwell Collins, Inc.	443,200	60,098
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	139,629	18,850
Class C (d)(e)	2,034	275
Teledyne Technologies, Inc. (a)	357,600	60,778
TransDigm Group, Inc.	70,200	19,481
		248,850
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	495,600	38,919
Expeditors International of Washington, Inc.	352,857	20,600
		59,519
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	714,700	33,827
Stericycle, Inc. (a)	324,600	22,998
U.S. Ecology, Inc.	457,981	21,777
		78,602
Electrical Equipment - 2.3%
AMETEK, Inc.	1,189,992	80,313
Generac Holdings, Inc. (a)	817,700	42,594
Melrose Industries PLC	11,264,617	32,899
Regal Beloit Corp.	379,300	30,780
		186,586
Machinery - 2.7%
Donaldson Co., Inc.	1,200,800	56,690
Flowserve Corp.	1,153,400	50,830
Pentair PLC	910,800	64,175
Rational AG	76,000	49,842
		221,537
Marine - 0.2%
Goodbulk Ltd. (g)	906,187	10,540
Hapag-Lloyd AG (a)(b)	126,927	5,562
		16,102
Road & Rail - 0.6%
Genesee & Wyoming, Inc. Class A (a)	704,800	50,591
Trading Companies & Distributors - 1.3%
Bunzl PLC	160,417	4,996
Rush Enterprises, Inc. Class A (a)	596,100	30,270
United Rentals, Inc. (a)	490,173	69,350
		104,616

TOTAL INDUSTRIALS		966,403

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.3%
Juniper Networks, Inc.	817,800	20,306
Electronic Equipment & Components - 2.9%
Amphenol Corp. Class A	1,122,200	97,631
CDW Corp.	450,100	31,507
Fabrinet (a)	1,117,231	41,539
Keysight Technologies, Inc. (a)	1,528,900	68,296
		238,973
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	821,700	42,934
GoDaddy, Inc. (a)	938,900	43,847
LogMeIn, Inc.	424,781	51,420
		138,201
IT Services - 6.0%
Fidelity National Information Services, Inc.	663,186	61,517
First Data Corp. Class A (a)	6,852,773	122,048
Fiserv, Inc. (a)	534,800	69,219
FleetCor Technologies, Inc. (a)	258,600	42,739
Leidos Holdings, Inc.	1,518,400	94,930
Science Applications International Corp.	519,500	38,100
WNS Holdings Ltd. sponsored ADR (a)	1,611,800	61,119
		489,672
Semiconductors & Semiconductor Equipment - 1.1%
KLA-Tencor Corp.	214,800	23,390
Maxim Integrated Products, Inc.	1,283,200	67,419
		90,809
Software - 3.2%
ANSYS, Inc. (a)	490,900	67,111
Aspen Technology, Inc. (a)	939,700	60,629
Black Knight, Inc. (a)	514,169	23,318
Citrix Systems, Inc. (a)	746,500	61,668
Red Hat, Inc. (a)	371,300	44,864
		257,590

TOTAL INFORMATION TECHNOLOGY		1,235,551

MATERIALS - 2.4%
Chemicals - 0.3%
Potash Corp. of Saskatchewan, Inc.	1,233,500	24,008
Construction Materials - 0.1%
Forterra, Inc. (b)	994,600	4,933
Containers & Packaging - 0.9%
WestRock Co.	1,156,900	70,953
Metals & Mining - 1.1%
Franco-Nevada Corp.	342,600	27,225
Freeport-McMoRan, Inc. (a)	1,595,900	22,311
Newcrest Mining Ltd.	1,286,984	22,074
Novagold Resources, Inc. (a)(b)	5,118,176	20,868
		92,478

TOTAL MATERIALS		192,372

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Apartment Investment & Management Co. Class A	912,500	40,132
Cousins Properties, Inc.	5,242,791	47,290
Essex Property Trust, Inc.	262,600	68,914
Healthcare Realty Trust, Inc.	1,239,500	39,961
Healthcare Trust of America, Inc.	1,651,900	49,640
National Retail Properties, Inc.	357,700	14,372
Spirit Realty Capital, Inc.	1,320,700	10,975
VEREIT, Inc.	3,822,100	30,156
		301,440
Real Estate Management & Development - 0.5%
Realogy Holdings Corp.	1,136,000	36,727

TOTAL REAL ESTATE		338,167

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Iridium Communications, Inc. (a)(b)	1,809,500	21,714
UTILITIES - 5.6%
Electric Utilities - 4.0%
Alliant Energy Corp.	2,027,400	87,705
IDACORP, Inc.	948,433	87,284
OGE Energy Corp.	2,171,600	80,002
Xcel Energy, Inc.	1,346,882	66,698
		321,689
Gas Utilities - 1.6%
Atmos Energy Corp.	1,214,597	105,961
Spire, Inc.	333,000	26,290
		132,251

TOTAL UTILITIES		453,940

TOTAL COMMON STOCKS
(Cost $5,277,823)		7,465,946

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (d)(e)	439,714	10,619
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (d)(e)	18,837	2,543

TOTAL CONVERTIBLE PREFERRED STOCKS		13,162

Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Porsche Automobil Holding SE (Germany)	550,800	39,978
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Sartorius AG (non-vtg.)	95,836	8,932

TOTAL NONCONVERTIBLE PREFERRED STOCKS		48,910

TOTAL PREFERRED STOCKS
(Cost $50,992)		62,072
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling SA 5.375% 6/1/20(h)
(Cost $18,009)	26,110	9,187
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $20,398)	20,397,834	15,706

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 1.10% (i)	565,209,831	565,323
Fidelity Securities Lending Cash Central Fund 1.11% (i)(j)	112,461,485	112,473
TOTAL MONEY MARKET FUNDS
(Cost $677,746)		677,796
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $6,044,968)		8,230,707
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(123,852)
NET ASSETS - 100%		$8,106,855

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,754,000 or 0.9% of net assets.

 (e) Level 3 security

 (f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (g) Affiliated company

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,187,000 or 0.1% of net assets.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$30,988
Peloton Interactive, Inc. Series E	3/31/17	$9,525
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$14,283
Space Exploration Technologies Corp. Class C	9/11/17	$275
Space Exploration Technologies Corp. Series H	8/4/17	$2,543
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$20,398
WME Entertainment Parent, LLC Class A	8/16/16	$16,835

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,332
Fidelity Securities Lending Cash Central Fund	1,369
Total	$3,701

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Citi Trends, Inc.	$16,679	$--	$6,301	$125	$(1,619)	$4,080	$--
Goodbulk Ltd.	9,884	--	--	--	--	656	10,540
KEYW Holding Corp.	43,005	--	2	--	(2)	(8,789)	34,212
Noodles & Co.	13,774	--	5,009	--	(17,034)	13,543	--
Total	$83,342	$--	$11,312	$125	$(18,655)	$9,490	$44,752

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,133,662	$1,102,232	$--	$31,430
Consumer Staples	190,233	190,233	--	--
Energy	629,468	629,468	--	--
Financials	1,523,235	1,516,285	--	6,950
Health Care	840,730	840,730	--	--
Industrials	968,946	947,278	--	21,668
Information Technology	1,235,551	1,235,551	--	--
Materials	192,372	192,372	--	--
Real Estate	338,167	338,167	--	--
Telecommunication Services	21,714	21,714	--	--
Utilities	453,940	453,940	--	--
Corporate Bonds	9,187	--	9,187	--
Other	15,706	--	--	15,706
Money Market Funds	677,796	677,796	--	--
Total Investments in Securities:	$8,230,707	$8,145,766	$9,187	$75,754

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.7%
Luxembourg	2.7%
Bermuda	2.7%
Italy	1.4%
Canada	1.3%
United Kingdom	1.3%
Germany	1.3%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $107,136) — See accompanying schedule: Unaffiliated issuers (cost $5,299,042)	$7,508,159
Fidelity Central Funds (cost $677,746)	677,796
Other affiliated issuers (cost $68,180)	44,752
Total Investment in Securities (cost $6,044,968)		$8,230,707
Restricted cash		97
Receivable for investments sold		17,195
Receivable for fund shares sold		2,204
Dividends receivable		1,954
Interest receivable		585
Distributions receivable from Fidelity Central Funds		850
Prepaid expenses		18
Other receivables		541
Total assets		8,254,151
Liabilities
Payable for investments purchased	$23,040
Payable for fund shares redeemed	7,305
Accrued management fee	3,034
Other affiliated payables	919
Other payables and accrued expenses	550
Collateral on securities loaned	112,448
Total liabilities		147,296
Net Assets		$8,106,855
Net Assets consist of:
Paid in capital		$5,546,862
Undistributed net investment income		12,151
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		362,091
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,185,751
Net Assets		$8,106,855
Mid-Cap Stock:
Net Asset Value, offering price and redemption price per share ($5,732,833 ÷ 147,108 shares)		$38.97
Class K:
Net Asset Value, offering price and redemption price per share ($2,374,022 ÷ 60,877 shares)		$39.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends (including $125 earned from other affiliated issuers)		$45,736
Interest		1,836
Income from Fidelity Central Funds		3,701
Total income		51,273
Expenses
Management fee
Basic fee	$21,507
Performance adjustment	(5,033)
Transfer agent fees	4,915
Accounting and security lending fees	614
Custodian fees and expenses	67
Independent trustees' fees and expenses	15
Registration fees	38
Audit	38
Legal	8
Miscellaneous	35
Total expenses before reductions	22,204
Expense reductions	(155)	22,049
Net investment income (loss)		29,224
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	378,758
Fidelity Central Funds	39
Other affiliated issuers	(18,655)
Foreign currency transactions	29
Total net realized gain (loss)		360,171
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	286,855
Fidelity Central Funds	(37)
Other affiliated issuers	9,490
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		296,305
Net gain (loss)		656,476
Net increase (decrease) in net assets resulting from operations		$685,700

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,224	$50,307
Net realized gain (loss)	360,171	386,635
Change in net unrealized appreciation (depreciation)	296,305	721,309
Net increase (decrease) in net assets resulting from operations	685,700	1,158,251
Distributions to shareholders from net investment income	(7,190)	(58,332)
Distributions to shareholders from net realized gain	(181,747)	(541,715)
Total distributions	(188,937)	(600,047)
Share transactions - net increase (decrease)	(224,734)	152,647
Redemption fees	–	28
Total increase (decrease) in net assets	272,029	710,879
Net Assets
Beginning of period	7,834,826	7,123,947
End of period	$8,106,855	$7,834,826
Other Information
Undistributed net investment income end of period	$12,151	$–
Distributions in excess of net investment income end of period	$–	$(9,883)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid-Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.62	$34.07	$40.11	$40.26	$33.69	$30.15
Income from Investment Operations
Net investment income (loss)A	.13	.22	.21	.18	.10	.29
Net realized and unrealized gain (loss)	3.11	5.19	(1.54)	3.52	7.69	4.45
Total from investment operations	3.24	5.41	(1.33)	3.70	7.79	4.74
Distributions from net investment income	(.03)	(.27)	(.22)	(.09)	(.08)	(.33)
Distributions from net realized gain	(.86)	(2.59)	(4.49)	(3.76)	(1.14)	(.87)
Total distributions	(.89)	(2.86)	(4.71)	(3.85)	(1.22)	(1.20)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$38.97	$36.62	$34.07	$40.11	$40.26	$33.69
Total ReturnC,D	9.01%	16.80%	(3.44)%	9.83%	23.50%	16.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.59%G	.58%	.72%	.73%	.78%	.65%
Expenses net of fee waivers, if any	.59%G	.58%	.72%	.72%	.78%	.65%
Expenses net of all reductions	.59%G	.58%	.72%	.72%	.78%	.63%
Net investment income (loss)	.71%G	.64%	.59%	.46%	.25%	.95%
Supplemental Data
Net assets, end of period (in millions)	$5,733	$5,622	$5,136	$5,874	$5,966	$4,750
Portfolio turnover rateH	24%G	27%I	23%I	29%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid-Cap Stock Fund Class K

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.64	$34.08	$40.12	$40.27	$33.68	$30.15
Income from Investment Operations
Net investment income (loss)A	.15	.26	.25	.22	.15	.33
Net realized and unrealized gain (loss)	3.11	5.20	(1.54)	3.51	7.69	4.45
Total from investment operations	3.26	5.46	(1.29)	3.73	7.84	4.78
Distributions from net investment income	(.04)	(.31)	(.26)	(.13)	(.12)	(.38)
Distributions from net realized gain	(.86)	(2.59)	(4.49)	(3.76)	(1.14)	(.87)
Total distributions	(.90)	(2.90)	(4.75)	(3.88)B	(1.25)C	(1.25)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$39.00	$36.64	$34.08	$40.12	$40.27	$33.68
Total ReturnE,F	9.07%	16.96%	(3.33)%	9.92%	23.67%	16.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	.48%I	.46%	.60%	.61%	.65%	.50%
Expenses net of fee waivers, if any	.48%I	.46%	.60%	.61%	.65%	.50%
Expenses net of all reductions	.48%I	.46%	.60%	.61%	.65%	.48%
Net investment income (loss)	.82%I	.76%	.71%	.57%	.39%	1.11%
Supplemental Data
Net assets, end of period (in millions)	$2,374	$2,213	$1,988	$2,588	$2,927	$2,447
Portfolio turnover rateJ	24%I	27%K	23%K	29%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.88 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $3.757 per share.

 C Total distributions of $1.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $1.136 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), market discount, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,627,804
Gross unrealized depreciation	(439,259)
Net unrealized appreciation (depreciation)	$2,188,545
Tax cost	$6,042,162

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $36,614 in these Subsidiaries, representing .45% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $885,786 and $1,274,322, respectively.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 2,668 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash, including accrued interest, with a value of $91,425. The Fund had a net realized gain of $26,420 on investments delivered through the in-kind redemptions. The amount the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Mid-Cap Stock	$4,376.16
Class K	539.05
	$4,915

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $31 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,062. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,369, including $153 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $121 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $34.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017
From net investment income
Mid-Cap Stock	$4,543	$40,418
Class K	2,647	17,914
Total	$7,190	$58,332
From net realized gain
Mid-Cap Stock	$130,075	$391,773
Class K	51,672	149,942
Total	$181,747	$541,715

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2017	Year ended April 30, 2017	Six months ended October 31, 2017	Year ended April 30, 2017
Mid-Cap Stock
Shares sold	4,211	16,037	$156,979	$556,563
Reinvestment of distributions	3,509	12,275	128,064	412,221
Shares redeemed	(14,127)	(25,541)	(524,734)	(885,025)
Net increase (decrease)	(6,407)	2,771	$(239,691)	$83,759
Class K
Shares sold	6,260	13,774	$232,407	$477,891
Reinvestment of distributions	1,488	4,995	54,319	167,856
Shares redeemed	(7,281)	(16,690)(a)	(271,770)	(576,859)(a)
Net increase (decrease)	467	2,079	$14,956	$68,888

 (a) Amount includes in-kind redemptions (see the prior Redemptions In-Kind note for additional details)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Mid-Cap Stock	.59%
Actual		$1,000.00	$1,090.10	$3.11
Hypothetical-C		$1,000.00	$1,022.23	$3.01
Class K	.48%
Actual		$1,000.00	$1,090.70	$2.53
Hypothetical-C		$1,000.00	$1,022.79	$2.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Mid-Cap Stock Fund

The Board has discussed the fund's performance with FMR, including the fund's underperformance based on more recent periods ended after 2016 (which periods are not shown in the chart above) but prior to the date of the Board's approval of the renewal of the Advisory Contracts, as well as the fund's investment strategy, the portfolio management team, and broader trends in the market that may have impacted the fund's performance, and has engaged with FMR to consider what steps might be taken to remediate the fund's more recent underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MCS-K-SANN-1217
1.863350.109

Fidelity® Series Small Cap Discovery Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
CalAtlantic Group, Inc.	3.5	2.6
Cimpress NV	3.2	2.5
Regal Beloit Corp.	3.1	3.1
First Citizen Bancshares, Inc.	3.0	2.6
Cullen/Frost Bankers, Inc.	2.9	3.0
Meritage Homes Corp.	2.9	3.0
Hill-Rom Holdings, Inc.	2.8	3.4
Tech Data Corp.	2.7	3.3
j2 Global, Inc.	2.6	3.2
BOK Financial Corp.	2.6	2.5
	29.3

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	22.0
Information Technology	16.7	14.9
Consumer Discretionary	16.1	15.2
Industrials	14.9	16.2
Health Care	10.2	8.4

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks	97.8%
Bonds	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 12.3%

As of April 30, 2017*
Stocks	97.9%
Bonds	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 10.0%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Hotels, Restaurants & Leisure - 1.8%
Cedar Fair LP (depositary unit)	500,000	$31,300,000
Household Durables - 8.5%
CalAtlantic Group, Inc.	1,200,000	59,208,000
Meritage Homes Corp. (a)	1,000,000	48,700,000
Taylor Morrison Home Corp. (a)	1,500,000	36,225,000
		144,133,000
Leisure Products - 1.2%
Vista Outdoor, Inc. (a)	994,218	20,789,098
Media - 2.1%
Cinemark Holdings, Inc.	1,000,000	36,340,000
Specialty Retail - 1.1%
Aaron's, Inc. Class A	500,000	18,400,000
Textiles, Apparel & Luxury Goods - 1.4%
Emerald Expositions Events, Inc.	1,000,000	23,290,000

TOTAL CONSUMER DISCRETIONARY		274,252,098

CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 1.4%
United Natural Foods, Inc. (a)	600,000	23,262,000
Food Products - 2.4%
Post Holdings, Inc. (a)	500,000	41,465,000

TOTAL CONSUMER STAPLES		64,727,000

ENERGY - 2.5%
Energy Equipment & Services - 2.5%
Oil States International, Inc. (a)	595,900	13,735,495
ShawCor Ltd. Class A	1,000,000	21,672,739
Total Energy Services, Inc.	609,246	7,173,434
		42,581,668
FINANCIALS - 21.6%
Banks - 13.6%
Associated Banc-Corp.	1,497,500	37,886,750
BOK Financial Corp.	500,000	43,235,000
Cullen/Frost Bankers, Inc.	500,000	49,250,000
First Citizen Bancshares, Inc.	125,000	50,625,000
Hilltop Holdings, Inc.	750,000	17,670,000
Prosperity Bancshares, Inc.	500,000	32,890,000
		231,556,750
Capital Markets - 5.0%
Federated Investors, Inc. Class B (non-vtg.)	1,000,000	31,070,000
Monex Group, Inc.	9,036,300	28,818,217
OM Asset Management Ltd.	1,640,400	25,065,312
		84,953,529
Insurance - 1.0%
First American Financial Corp.	300,000	16,326,000
Thrifts & Mortgage Finance - 2.0%
Washington Federal, Inc.	1,000,000	34,800,000

TOTAL FINANCIALS		367,636,279

HEALTH CARE - 10.2%
Health Care Equipment & Supplies - 3.9%
Hill-Rom Holdings, Inc.	600,000	48,426,000
Integra LifeSciences Holdings Corp. (a)	400,000	18,712,000
		67,138,000
Health Care Providers & Services - 2.5%
Civitas Solutions, Inc. (a)(b)	2,250,000	41,962,500
Pharmaceuticals - 3.8%
Innoviva, Inc. (a)(c)	2,120,639	25,956,621
Prestige Brands Holdings, Inc. (a)	822,619	38,580,831
		64,537,452

TOTAL HEALTH CARE		173,637,952

INDUSTRIALS - 14.7%
Aerospace & Defense - 1.9%
Engility Holdings, Inc. (a)	400,000	13,468,000
Ultra Electronics Holdings PLC	750,000	18,169,092
		31,637,092
Airlines - 1.0%
Allegiant Travel Co.	123,539	16,850,720
Commercial Services & Supplies - 2.2%
ADS Waste Holdings, Inc.	211,028	5,258,818
Knoll, Inc.	1,500,000	31,830,000
		37,088,818
Electrical Equipment - 3.1%
Regal Beloit Corp.	647,000	52,504,050
Machinery - 1.6%
Mueller Industries, Inc.	800,000	27,800,000
SPX Flow, Inc. (a)	8,600	354,578
		28,154,578
Road & Rail - 2.5%
Genesee & Wyoming, Inc. Class A (a)	500,000	35,890,000
Swift Transporation Co. (a)	150,000	6,217,500
		42,107,500
Trading Companies & Distributors - 2.4%
WESCO International, Inc. (a)	650,000	41,047,500

TOTAL INDUSTRIALS		249,390,258

INFORMATION TECHNOLOGY - 16.7%
Electronic Equipment & Components - 5.1%
SYNNEX Corp.	300,000	40,464,000
Tech Data Corp. (a)	500,000	46,385,000
		86,849,000
Internet Software & Services - 5.8%
Cimpress NV (a)(c)	500,000	54,570,000
j2 Global, Inc.	600,000	44,484,000
		99,054,000
IT Services - 4.9%
Booz Allen Hamilton Holding Corp. Class A	450,000	17,005,500
CACI International, Inc. Class A (a)	250,000	35,937,500
Presidio, Inc. (c)	2,000,000	29,600,000
		82,543,000
Technology Hardware, Storage & Peripherals - 0.9%
Super Micro Computer, Inc. (a)	750,000	14,925,000

TOTAL INFORMATION TECHNOLOGY		283,371,000

MATERIALS - 5.5%
Chemicals - 1.6%
Tronox Ltd. Class A	1,000,000	26,470,000
Construction Materials - 1.5%
Wienerberger AG	1,000,000	25,696,591
Containers & Packaging - 2.2%
Silgan Holdings, Inc.	1,300,000	38,025,000
Metals & Mining - 0.2%
Haynes International, Inc.	93,359	3,331,049

TOTAL MATERIALS		93,522,640

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 5.5%
CareTrust (REIT), Inc.	1,000,000	18,900,000
iStar Financial, Inc. (a)	677,889	7,931,301
Life Storage, Inc.	300,000	24,246,000
Store Capital Corp.	1,750,000	43,207,500
		94,284,801
UTILITIES - 1.2%
Gas Utilities - 1.2%
Southwest Gas Holdings, Inc.	250,000	20,597,500
TOTAL COMMON STOCKS
(Cost $1,301,810,075)		1,664,001,196
	Principal Amount	Value

Nonconvertible Bonds - 0.2%
INDUSTRIALS - 0.2%
Machinery - 0.2%
Mueller Industries, Inc. 6% 3/1/27 (Cost $4,000,000)	4,000,000	4,110,000
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 1.10% (d)	43,274,984	43,283,639
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	34,739,247	34,742,721
TOTAL MONEY MARKET FUNDS
(Cost $78,023,866)		78,026,360
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $1,383,833,941)		1,746,137,556
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(44,583,828)
NET ASSETS - 100%		$1,701,553,728

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$185,436
Fidelity Securities Lending Cash Central Fund	57,825
Total	$243,261

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Civitas Solutions, Inc.	$40,050,000	$--	$--	$--	$--	$1,912,500	$41,962,500
Total	$40,050,000	$--	$--	$--	$--	$1,912,500	$41,962,500

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$274,252,098	$274,252,098	$--	$--
Consumer Staples	64,727,000	64,727,000	--	--
Energy	42,581,668	42,581,668	--	--
Financials	367,636,279	338,818,062	28,818,217	--
Health Care	173,637,952	173,637,952	--	--
Industrials	249,390,258	249,390,258	--	--
Information Technology	283,371,000	283,371,000	--	--
Materials	93,522,640	93,522,640	--	--
Real Estate	94,284,801	94,284,801	--	--
Utilities	20,597,500	20,597,500	--	--
Corporate Bonds	4,110,000	--	4,110,000	--
Money Market Funds	78,026,360	78,026,360	--	--
Total Investments in Securities:	$1,746,137,556	$1,713,209,339	$32,928,217	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$19,844,728
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.7%
Netherlands	3.2%
United Kingdom	2.6%
Canada	1.7%
Japan	1.7%
Australia	1.6%
Austria	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,273,203) — See accompanying schedule: Unaffiliated issuers (cost $1,267,265,962)	$1,626,148,696
Fidelity Central Funds (cost $78,023,866)	78,026,360
Other affiliated issuers (cost $38,544,113)	41,962,500
Total Investment in Securities (cost $1,383,833,941)		$1,746,137,556
Foreign currency held at value (cost $13,947)		13,947
Receivable for investments sold		12,841,277
Receivable for fund shares sold		2,075
Dividends receivable		271,526
Interest receivable		40,442
Distributions receivable from Fidelity Central Funds		50,309
Other receivables		30,961
Total assets		1,759,388,093
Liabilities
Payable for investments purchased	$8,537,508
Payable for fund shares redeemed	14,548,373
Other payables and accrued expenses	15,620
Collateral on securities loaned	34,732,865
Total liabilities		57,834,366
Net Assets		$1,701,553,727
Net Assets consist of:
Paid in capital		$1,360,178,113
Undistributed net investment income		8,305,879
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,240,851)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		362,310,586
Net Assets		$1,701,553,727
Series Small Cap Discovery:
Net Asset Value, offering price and redemption price per share ($1,701,553,727 ÷ 137,973,523 shares)		$12.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$9,135,699
Interest		120,568
Income from Fidelity Central Funds		243,261
Total income		9,499,528
Expenses
Management fee
Basic fee	$952,037
Performance adjustment	(158,367)
Transfer agent fees	81,583
Accounting and security lending fees	44,018
Custodian fees and expenses	19,392
Independent trustees' fees and expenses	3,188
Audit	256
Legal	(25)
Miscellaneous	5,008
Total expenses before reductions	947,090
Expense reductions	(51,914)	895,176
Net investment income (loss)		8,604,352
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,697,236
Fidelity Central Funds	6,717
Foreign currency transactions	9,548
Total net realized gain (loss)		68,713,501
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	18,619,946
Fidelity Central Funds	(6,668)
Other affiliated issuers	1,912,500
Assets and liabilities in foreign currencies	7,722
Total change in net unrealized appreciation (depreciation)		20,533,500
Net gain (loss)		89,247,001
Net increase (decrease) in net assets resulting from operations		$97,851,353

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,604,352	$14,293,697
Net realized gain (loss)	68,713,501	(59,142,978)
Change in net unrealized appreciation (depreciation)	20,533,500	282,769,087
Net increase (decrease) in net assets resulting from operations	97,851,353	237,919,806
Distributions to shareholders from net investment income	(7,926,270)	(9,005,114)
Share transactions - net increase (decrease)	(54,006,317)	(107,909,913)
Total increase (decrease) in net assets	35,918,766	121,004,779
Net Assets
Beginning of period	1,665,634,961	1,544,630,182
End of period	$1,701,553,727	$1,665,634,961
Other Information
Undistributed net investment income end of period	$8,305,879	$7,627,797

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Small Cap Discovery Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.69	$10.16	$11.23	$10.16	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.09C	.03	.02	.02
Net realized and unrealized gain (loss)	.63	1.49	(.54)	1.28	.15
Total from investment operations	.69	1.58	(.51)	1.30	.17
Distributions from net investment income	(.05)	(.05)	(.02)	(.02)	(.01)
Distributions from net realized gain	–	–	(.54)	(.21)	–
Total distributions	(.05)	(.05)	(.56)	(.23)	(.01)
Net asset value, end of period	$12.33	$11.69	$10.16	$11.23	$10.16
Total ReturnD,E	5.94%	15.60%	(4.82)%	12.92%	1.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.87%	.96%	.97%	.97%H
Expenses net of fee waivers, if any	.12%H	.87%	.96%	.97%	.97%H
Expenses net of all reductions	.11%H	.86%	.95%	.97%	.96%H
Net investment income (loss)	1.04%H	.80%C	.29%	.17%	.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,701,554	$652,818	$614,362	$659,747	$572,515
Portfolio turnover rateI	41%H	24%	35%	28%	29%J,K

 A For the period November 7, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Series Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F shares, and all outstanding shares of Class F were exchanged for shares of Series Small Cap Discovery.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$404,615,184
Gross unrealized depreciation	(42,311,569)
Net unrealized appreciation (depreciation)	$362,303,615
Tax cost	$1,383,833,941

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(3,546,113)
Long-term	(94,478,777)
Total capital loss carryforward	$(98,024,890)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $331,190,416 and $385,615,944, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee. The management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate was based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreased as assets under management increased and increased as assets under management decreased. In addition, the management fee was subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee was based on the relative investment performance of Series Small Cap Discovery as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of Series Small Cap Discovery. FIIOC received no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Small Cap Discovery	$81,583.02

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Effective June 1, 2017, these fees are paid by the investment adviser or an affiliate.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,108 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,467 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $57,825. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $44,442 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,456.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017
From net investment income
Series Small Cap Discovery	$2,900,122	$2,922,955
Class F	5,026,148	6,082,159
Total	$7,926,270	$9,005,114

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2017	Year ended April 30, 2017	Six months ended October 31, 2017	Year ended April 30, 2017
Series Small Cap Discovery
Shares sold	91,092,398	4,346,563	$1,037,995,576	$48,107,613
Reinvestment of distributions	247,451	266,338	2,900,122	2,922,955
Shares redeemed	(9,232,913)	(9,234,025)	(108,038,455)	(101,329,647)
Net increase (decrease)	82,106,936	(4,621,124)	$932,857,243	$(50,299,079)
Class F
Shares sold	2,548,036	12,252,330	$29,763,723	$133,443,472
Reinvestment of distributions	428,852	554,271	5,026,148	6,082,159
Shares redeemed	(89,584,939)	(17,720,912)	(1,021,653,431)	(197,136,465)
Net increase (decrease)	(86,608,051)	(4,914,311)	$(986,863,560)	$(57,610,834)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Series Small Cap Discovery	.12%
Actual		$1,000.00	$1,059.40	$.62-C
Hypothetical-D		$1,000.00	$1,024.60	$.61-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the Fund's expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the restated annualized expense ratio would have been .00% and the expenses paid in the actual and hypothetical examples above would have been $0.00 and $0.00, respectively.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Small Cap Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered that the Advisory Contracts currently in place had become effective on June 1, 2017 in connection with shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) voting to approve new management contracts for the Freedom Funds. The Board noted the Advisory Contracts implemented a new fee structure pursuant to which the fund does not pay a management fee to FMR. The Board also approved certain amendments to the sub-advisory agreements for the fund to ensure consistency in the sub-advisory fees paid under the new fee structure compared to the sub-advisory fees paid under the prior fee structure. The Board noted that the amendments will not result in any changes to the nature, extent, and quality of services provided to the fund.

In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that, effective June 1, 2017, FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through June 30, 2020.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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www.fidelity.com

XS4-SANN-1217
1.968032.103

Fidelity® Small Cap Discovery Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
CalAtlantic Group, Inc.	3.3	2.9
Cullen/Frost Bankers, Inc.	3.3	3.4
Post Holdings, Inc.	3.2	3.0
Cimpress NV	3.1	2.2
Regal Beloit Corp.	3.1	2.8
Hill-Rom Holdings, Inc.	3.1	3.1
WESCO International, Inc.	3.1	2.7
Tech Data Corp.	3.0	3.4
j2 Global, Inc.	2.9	3.2
Silgan Holdings, Inc.	2.8	2.7
	30.9

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.9	19.0
Information Technology	18.9	16.7
Consumer Discretionary	13.5	14.7
Industrials	12.7	14.0
Health Care	11.8	11.9

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks	98.1%
Bonds	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments – 12.7%

As of April 30, 2017*
Stocks	97.7%
Bonds	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments – 6.2%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Distributors - 0.8%
PALTAC Corp.	1,000,000	$39,716,042
Hotels, Restaurants & Leisure - 0.7%
Cedar Fair LP (depositary unit)	599,033	37,499,466
Household Durables - 5.5%
CalAtlantic Group, Inc.	3,500,000	172,689,999
Meritage Homes Corp. (a)	1,956,880	95,300,056
TopBuild Corp. (a)	237,167	15,650,650
		283,640,705
Leisure Products - 1.0%
Vista Outdoor, Inc. (a)	2,500,000	52,275,000
Media - 2.4%
Cinemark Holdings, Inc. (b)	3,500,000	127,190,000
Specialty Retail - 1.4%
Aaron's, Inc. Class A	2,000,000	73,600,000
Textiles, Apparel & Luxury Goods - 1.7%
Emerald Expositions Events, Inc. (b)(c)	3,694,993	86,056,387

TOTAL CONSUMER DISCRETIONARY		699,977,600

CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 1.5%
United Natural Foods, Inc. (a)	2,000,000	77,540,000
Food Products - 3.2%
Post Holdings, Inc. (a)	2,000,000	165,860,000

TOTAL CONSUMER STAPLES		243,400,000

ENERGY - 3.2%
Energy Equipment & Services - 3.2%
Oil States International, Inc. (a)	2,500,000	57,625,000
ShawCor Ltd. Class A (c)	5,000,000	108,363,693
		165,988,693
FINANCIALS - 19.9%
Banks - 13.9%
Associated Banc-Corp.	4,000,000	101,200,000
Cullen/Frost Bankers, Inc.	1,750,000	172,375,000
First Citizen Bancshares, Inc.	250,000	101,250,000
First Citizen Bancshares, Inc. Class A	200,000	81,000,000
First Hawaiian, Inc.	2,500,000	73,100,000
Hilltop Holdings, Inc.	2,500,000	58,900,000
Prosperity Bancshares, Inc.	2,000,000	131,560,000
		719,385,000
Capital Markets - 2.1%
Federated Investors, Inc. Class B (non-vtg.) (b)	3,500,000	108,745,000
Insurance - 2.1%
Amerisafe, Inc. (c)	1,000,000	64,700,000
Enstar Group Ltd. (a)	200,000	45,560,000
		110,260,000
Thrifts & Mortgage Finance - 1.8%
Washington Federal, Inc.	2,707,091	94,206,767

TOTAL FINANCIALS		1,032,596,767

HEALTH CARE - 11.8%
Health Care Equipment & Supplies - 5.7%
Hill-Rom Holdings, Inc.	2,000,000	161,420,000
Integra LifeSciences Holdings Corp. (a)	2,800,000	130,984,000
		292,404,000
Health Care Providers & Services - 2.4%
Chemed Corp.	300,000	67,029,000
Envision Healthcare Corp.	1,400,000	59,640,000
		126,669,000
Pharmaceuticals - 3.7%
Innoviva, Inc. (a)(b)(c)	6,000,000	73,440,000
Prestige Brands Holdings, Inc. (a)	2,500,000	117,250,000
		190,690,000

TOTAL HEALTH CARE		609,763,000

INDUSTRIALS - 12.6%
Aerospace & Defense - 1.2%
Ultra Electronics Holdings PLC	2,500,000	60,563,640
Airlines - 1.1%
Allegiant Travel Co.	401,684	54,789,698
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc.	650,671	16,214,721
Electrical Equipment - 3.2%
Powell Industries, Inc.	199,947	5,794,464
Regal Beloit Corp.	1,990,600	161,537,190
		167,331,654
Machinery - 0.8%
Mueller Industries, Inc.	1,231,900	42,808,525
SPX Flow, Inc. (a)	27,365	1,128,259
		43,936,784
Road & Rail - 2.1%
Genesee & Wyoming, Inc. Class A (a)	1,500,000	107,670,000
Trading Companies & Distributors - 3.9%
Diploma PLC	3,000,000	42,992,216
WESCO International, Inc. (a)(c)	2,500,000	157,875,000
		200,867,216

TOTAL INDUSTRIALS		651,373,713

INFORMATION TECHNOLOGY - 18.9%
Electronic Equipment & Components - 5.6%
SYNNEX Corp.	1,012,681	136,590,413
Tech Data Corp. (a)	1,650,000	153,070,500
		289,660,913
Internet Software & Services - 6.0%
Cimpress NV (a)(b)	1,500,000	163,710,000
j2 Global, Inc.	2,000,000	148,280,000
		311,990,000
IT Services - 6.5%
Booz Allen Hamilton Holding Corp. Class A	3,500,000	132,265,000
CACI International, Inc. Class A (a)	1,000,000	143,750,000
Presidio, Inc.	4,000,000	59,200,000
		335,215,000
Technology Hardware, Storage & Peripherals - 0.8%
Super Micro Computer, Inc. (a)	2,000,000	39,800,000

TOTAL INFORMATION TECHNOLOGY		976,665,913

MATERIALS - 6.9%
Chemicals - 1.8%
Tronox Ltd. Class A	3,500,000	92,645,000
Construction Materials - 2.0%
Wienerberger AG	4,000,000	102,786,364
Containers & Packaging - 2.8%
Silgan Holdings, Inc.	5,000,000	146,250,000
Metals & Mining - 0.3%
Haynes International, Inc.	371,640	13,260,115

TOTAL MATERIALS		354,941,479

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.7%
CareTrust (REIT), Inc.	3,000,000	56,700,000
iStar Financial, Inc. (a)(b)	2,069,481	24,212,928
Life Storage, Inc.	1,000,000	80,820,000
Store Capital Corp.	5,500,000	135,795,000
		297,527,928
UTILITIES - 0.9%
Electric Utilities - 0.9%
Portland General Electric Co.	1,000,000	47,740,000
TOTAL COMMON STOCKS
(Cost $3,590,219,953)		5,079,975,093
	Principal Amount	Value

Nonconvertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Machinery - 0.1%
Mueller Industries, Inc. 6% 3/1/27 (Cost $6,159,000)	6,159,000	6,328,373
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 1.10%(d)	53,835,212	53,845,979
Fidelity Securities Lending Cash Central Fund 1.11%(d)(e)	101,733,700	101,743,874
TOTAL MONEY MARKET FUNDS
(Cost $155,584,828)		155,589,853
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $3,751,963,781)		5,241,893,319
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(64,611,295)
NET ASSETS - 100%		$5,177,282,024

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$539,003
Fidelity Securities Lending Cash Central Fund	242,649
Total	$781,652

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aaron's, Inc. Class A	$179,700,000	$--	$122,956,524	$174,419	$39,892,460	$(23,035,937)	$--
Amerisafe, Inc.	57,550,000	--	--	400,000	--	7,150,000	64,700,000
Carpenter Technology Corp.	152,084,514	--	145,983,581	224,916	17,820,869	(23,921,802)	--
Emerald Expositions Events, Inc.	27,858,363	48,007,779	--	362,528	--	10,190,245	86,056,387
Haynes International, Inc.	46,519,000	--	24,889,242	400,292	(11,652,791)	3,283,148	--
Innoviva, Inc.	88,195,734	--	19,031,448	--	(23,006,146)	27,281,859	73,440,000
Powell Industries, Inc.	32,765,500	--	21,685,596	486,978	(4,947,817)	(337,623)	--
ShawCor Ltd. Class A	125,453,280	--	--	971,187	--	(17,089,587)	108,363,693
Tech Data Corp.	191,300,001	--	35,969,156	--	19,262,933	(21,523,277)	--
WESCO International, Inc.	152,375,000	--	--	--	--	5,500,000	157,875,000
Total	$1,053,801,392	$48,007,779	$370,515,547	$3,020,320	$37,369,508	$(32,502,974)	$490,435,080

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$699,977,600	$660,261,558	$39,716,042	$--
Consumer Staples	243,400,000	243,400,000	--	--
Energy	165,988,693	165,988,693	--	--
Financials	1,032,596,767	1,032,596,767	--	--
Health Care	609,763,000	609,763,000	--	--
Industrials	651,373,713	651,373,713	--	--
Information Technology	976,665,913	976,665,913	--	--
Materials	354,941,479	354,941,479	--	--
Real Estate	297,527,928	297,527,928	--	--
Utilities	47,740,000	47,740,000	--	--
Corporate Bonds	6,328,373	--	6,328,373	--
Money Market Funds	155,589,853	155,589,853	--	--
Total Investments in Securities:	$5,241,893,319	$5,195,848,904	$46,044,415	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.3%
Netherlands	3.1%
Canada	2.1%
United Kingdom	2.0%
Austria	2.0%
Australia	1.8%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $99,951,253) — See accompanying schedule: Unaffiliated issuers (cost $3,169,417,869)	$4,595,868,386
Fidelity Central Funds (cost $155,584,828)	155,589,853
Other affiliated issuers (cost $426,961,084)	490,435,080
Total Investment in Securities (cost $3,751,963,781)		$5,241,893,319
Receivable for investments sold		53,954,926
Receivable for fund shares sold		1,985,857
Dividends receivable		250,727
Interest receivable		61,590
Distributions receivable from Fidelity Central Funds		127,433
Prepaid expenses		12,402
Other receivables		99,494
Total assets		5,298,385,748
Liabilities
Payable to custodian bank	$7
Payable for investments purchased	11,641,270
Payable for fund shares redeemed	4,684,057
Accrued management fee	2,168,801
Other affiliated payables	810,250
Other payables and accrued expenses	58,158
Collateral on securities loaned	101,741,181
Total liabilities		121,103,724
Net Assets		$5,177,282,024
Net Assets consist of:
Paid in capital		$3,196,142,787
Undistributed net investment income		13,190,541
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		478,000,025
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,489,948,671
Net Assets, for 160,892,009 shares outstanding		$5,177,282,024
Net Asset Value, offering price and redemption price per share ($5,177,282,024 ÷ 160,892,009 shares)		$32.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends (including $3,020,320 earned from other affiliated issuers)		$31,316,015
Interest		184,770
Income from Fidelity Central Funds		781,652
Total income		32,282,437
Expenses
Management fee
Basic fee	$18,389,105
Performance adjustment	(4,323,677)
Transfer agent fees	4,448,660
Accounting and security lending fees	567,930
Custodian fees and expenses	45,597
Independent trustees' fees and expenses	10,484
Registration fees	43,366
Audit	28,345
Legal	5,725
Interest	560
Miscellaneous	24,255
Total expenses before reductions	19,240,350
Expense reductions	(214,667)	19,025,683
Net investment income (loss)		13,256,754
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	441,143,352
Fidelity Central Funds	2,361
Other affiliated issuers	37,369,508
Foreign currency transactions	32,847
Total net realized gain (loss)		478,548,068
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(235,469,087)
Fidelity Central Funds	(1,617)
Other affiliated issuers	(32,502,974)
Assets and liabilities in foreign currencies	19,133
Total change in net unrealized appreciation (depreciation)		(267,954,545)
Net gain (loss)		210,593,523
Net increase (decrease) in net assets resulting from operations		$223,850,277

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,256,754	$36,466,266
Net realized gain (loss)	478,548,068	221,087,639
Change in net unrealized appreciation (depreciation)	(267,954,545)	546,613,353
Net increase (decrease) in net assets resulting from operations	223,850,277	804,167,258
Distributions to shareholders from net investment income	(11,098,941)	(25,236,219)
Distributions to shareholders from net realized gain	(206,952,500)	–
Total distributions	(218,051,441)	(25,236,219)
Share transactions
Proceeds from sales of shares	182,009,399	651,392,818
Reinvestment of distributions	200,646,373	23,112,912
Cost of shares redeemed	(844,214,011)	(1,151,553,701)
Net increase (decrease) in net assets resulting from share transactions	(461,558,239)	(477,047,971)
Redemption fees	67,998	274,790
Total increase (decrease) in net assets	(455,691,405)	302,157,858
Net Assets
Beginning of period	5,632,973,429	5,330,815,571
End of period	$5,177,282,024	$5,632,973,429
Other Information
Undistributed net investment income end of period	$13,190,541	$11,032,728
Shares
Sold	5,854,435	21,647,025
Issued in reinvestment of distributions	6,449,578	745,578
Redeemed	(27,176,239)	(38,304,876)
Net increase (decrease)	(14,872,226)	(15,912,273)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Discovery Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$32.05	$27.81	$30.62	$30.77	$27.46	$22.37
Income from Investment Operations
Net investment income (loss)A	.08	.20	.15	.11	.05	.25
Net realized and unrealized gain (loss)	1.33	4.18	(.99)	3.00	5.10	5.55
Total from investment operations	1.41	4.38	(.84)	3.11	5.15	5.80
Distributions from net investment income	(.07)	(.14)	(.15)	(.08)	(.03)	(.22)
Distributions from net realized gain	(1.21)	–	(1.82)	(3.18)	(1.81)	(.49)
Total distributions	(1.28)	(.14)	(1.97)	(3.26)	(1.84)	(.72)B
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$32.18	$32.05	$27.81	$30.62	$30.77	$27.46
Total ReturnD,E	4.53%	15.76%	(2.94)%	10.62%	19.26%	26.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.87%	1.01%	1.06%	1.01%	1.06%
Expenses net of fee waivers, if any	.73%H	.87%	1.01%	1.06%	1.01%	1.06%
Expenses net of all reductions	.72%H	.87%	1.00%	1.05%	1.01%	1.05%
Net investment income (loss)	.50%H	.66%	.53%	.36%	.15%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$5,177,282	$5,632,973	$5,330,816	$6,052,079	$6,457,900	$5,651,563
Portfolio turnover rateI	40%H	18%	25%	13%	17%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.72 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.493 per share.

 C Amount represents less than .005%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,612,075,555
Gross unrealized depreciation	(122,149,953)
Net unrealized appreciation (depreciation)	$1,489,925,602
Tax cost	$3,751,967,717

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $1,046,792,539 and $1,677,957,635, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $66,181 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,156,667	1.09%	$560

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,130 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding with FCM. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $242,649, including $436 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $188,275 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $103.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $26,289.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Actual	.73%	$1,000.00	$1,045.30	$3.76
Hypothetical-C		$1,000.00	$1,021.53	$3.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Small Cap Discovery Fund

The Board has discussed the fund's performance with FMR, including the fund's underperformance based on more recent periods ended after 2016 (which periods are not shown in the chart above) but prior to the date of the Board's approval of the renewal of the Advisory Contracts, as well as the fund's investment strategy, the portfolio management team, and broader trends in the market that may have impacted the fund's performance, and has engaged with FMR to consider what steps might be taken to remediate the fund's more recent underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Small Cap Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking. The Board noted that the comparisons for 2015 and 2016 reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that FMR believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SMR-SANN-1217
1.749363.117

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 26, 2017